     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2005


                                                             FILE NO. 333-104424
                                                              FILE NO. 811-21330

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 5


                                   ----------

                   COUNTRY INVESTORS VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                    COUNTRY INVESTORS LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                             1701 N. TOWANDA AVENUE
                        BLOOMINGTON, ILLINOIS, 61702-2000
                                 1-309-821-3000
          (Address and Telephone Number of Principal Executive Office)

                                 PAUL M. HARMON
                          OFFICE OF THE GENERAL COUNSEL
                             1701 N. TOWANDA AVENUE
                        BLOOMINGTON, ILLINOIS 61702-2000
               (Name and Address of Agent for Service of Process)

                                   ----------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

     / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485;


     /X/  3 ON MAY 1, 2005 PURSUANT TO PARAGRAPH (b) OR RULE 485;


     / /  DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485;


     / /  ON (DATE) PURSUANT TO PARAGRAPH (a) OF RULE 485


     SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

================================================================================

                   COUNTRY INVESTORS VARIABLE ANNUITY ACCOUNT
                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                   PROSPECTUS

                                   May 1, 2005

COUNTRY Investors Life Assurance Company(R) (the "Company") is offering the individual flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of COUNTRY Investors Variable Annuity Account (the "Account"), each of which invests in one of the following Investment Options:


American Century Investments

   VP Ultra(R) Fund
   VP Vista(SM) Fund
COUNTRY Mutual Funds Trust
   COUNTRY VP Balanced Fund
   COUNTRY VP Bond Fund
   COUNTRY VP Growth Fund
   COUNTRY VP Short-Term Bond Fund
Dreyfus Variable Investment Fund
   VIF Appreciation Portfolio--Initial Share Class
   VIF Developing Leaders Portfolio--Initial Share Class
   VIF Disciplined Stock Portfolio--Initial Share Class
   VIF Growth and Income Portfolio--Initial Share Class
   VIF International Equity Portfolio--Initial Share Class
EquiTrust Variable Insurance Series Fund
   Blue Chip Portfolio
   High Grade Bond Portfolio
   Managed Portfolio
   Money Market Portfolio
   Strategic Yield Portfolio

Fidelity(R) Variable Insurance Products Funds

   VIP Contrafund Portfolio--Initial Class
   VIP Growth Portfolio--Initial Class
   VIP Growth & Income Portfolio--Initial Class
   VIP Index 500 Portfolio--Initial Class
   VIP Mid Cap Portfolio--Service Class 2
   VIP Overseas Portfolio--Initial Class
Franklin Templeton Variable Insurance Products Trust
   Franklin Real Estate Fund--Class 2

   Franklin Small Cap Value Securities Fund--Class 2
   Franklin Small Mid-Cap Growth Securities Fund--Class 2

   Franklin U.S. Government Fund--Class 2
   Mutual Shares Securities Fund--Class 2
   Templeton Growth Securities Fund--Class 2
J.P. Morgan Series Trust II
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio
Summit Pinnacle Series
   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
   International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Annuitization Date will vary to reflect the investment performance of the Investment Options you select.

Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested. You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SAI's table of contents appears at the end of this Prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

This prospectus sets forth information about the Company and Account you should know before investing. Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
   SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Issued By
                   COUNTRY Investors Life Assurance Company(R)

               Home Office                   Variable Product Service Center
         1701 N. Towanda Avenue                        PO Box 9239
    Bloomington, Illinois 61702-2000             Des Moines, Iowa 50306
                                                     1-888-349-4658

TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
FEE TABLES                                                                     3
SUMMARY OF THE CONTRACT                                                       10
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS                                   13
     COUNTRY Investors Life Assurance Company                                 13
     IMSA                                                                     13
     COUNTRY Investors Variable Annuity Account                               13
     Investment Options                                                       13
     Addition, Deletion or Substitution of Investments                        20
DESCRIPTION OF ANNUITY CONTRACT                                               20
     Issuance of a Contract                                                   20
     Premiums                                                                 21
     Free-Look Period                                                         21
     Allocation of Premiums                                                   21
     Variable Accumulated Value                                               22
     Transfer Privilege                                                       23
     Partial Withdrawals and Surrenders                                       25
     Transfer and Withdrawal Options                                          26
     Death Benefit Before Annuitization                                       28
     Death Benefit On or After Annuitization                                  30
     Proceeds at Annuitization                                                30
     Payments                                                                 31
     Modification                                                             31
     Reports to Owners                                                        31
     Inquiries                                                                32
     Change of Address                                                        32
THE DECLARED INTEREST OPTION                                                  32
     Minimum Guaranteed and Current Interest Rates                            32
     Transfers From Declared Interest Option                                  33
     Payment Deferral                                                         33
CHARGES AND DEDUCTIONS                                                        33
     Surrender Charge (Contingent Deferred Sales Charge)                      33
     Annual Administrative Charge                                             34
     Transfer Processing Fee                                                  34
     Guaranteed Minimum Death Benefit Endorsement                             34
     Incremental Death Benefit Rider                                          34
     Mortality and Expense Risk Charge                                        35
     Investment Option Expenses                                               35
     Premium Taxes                                                            35
     Other Taxes                                                              35
SETTLEMENT OPTIONS                                                            35
     Description of Settlement Options                                        36
     Election of Settlement Options and Annuity Payments                      37
YIELDS AND TOTAL RETURNS                                                      39
FEDERAL TAX MATTERS                                                           41
     Introduction                                                             41
     Tax Status of the Contract                                               41
     Taxation of Annuities                                                    42
     Transfers, Assignments or Exchanges of a Contract                        44
     Withholding                                                              44

                                                                         PAGE
                                                                      ----------
     Multiple Contracts                                                       44
     Taxation of Qualified Contracts                                          45
     Possible Charge for the Company's Taxes                                  47
     Other Tax Consequences                                                   47
DISTRIBUTION OF THE CONTRACTS                                                 47
LEGAL PROCEEDINGS                                                             48
VOTING RIGHTS                                                                 49
FINANCIAL STATEMENTS                                                          49
DEFINITIONS                                                                   50
CALCULATING VARIABLE ANNUITY PAYMENTS                                 Appendix A
CONDENSED FINANCIAL INFORMATION                                       Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                    SAI-TOC


             The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

FEE TABLES


     The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.


                                                          GUARANTEED
OWNER TRANSACTION EXPENSES                              MAXIMUM CHARGE   CURRENT CHARGE
---------------------------------------------------------------------------------------
Surrender Charge (as a percentage of amount withdrawn
or surrendered)(1)                                                    7%              7%

Transfer Processing Fee(2)                             $             25  $           10

Illustrative Report Fee(3)                             $  25 per report  $ 0 per report

(1) The surrender charge is only assessed during the first seven Contract Years. The surrender charge declines to 0% in the eighth Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $10 for the thirteenth and each subsequent transfer during a Contract Year.

(3) We may assess a charge of $25 for each Illustrative Report you request after the Contract Date.

     The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

                                                          GUARANTEED
PERIODIC CHARGES                                        MAXIMUM CHARGE   CURRENT CHARGE
---------------------------------------------------------------------------------------
Annual Administrative Charge(4)                        $            45   $           30

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

  Mortality and Expense Risk Charge                               1.40%            1.20%

  Total Separate Account Annual Expenses                          1.40%            1.20%

  Optional Guaranteed Minimum Death Benefit
  Endorsement Charge(5) (as a percentage of
  Accumulated Value)                                              0.20%            0.20%

  Optional Incremental Death Benefit Rider Charge(5)
  (as a percentage of Accumulated Value)                          0.30%            0.20%

(4) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date.


(5) We deduct the charges for the Guaranteed Minimum Death Benefit Endorsement and Incremental Death Benefit Rider on each Contract Anniversary. If you surrender the Contract prior to the Contract anniversary, we will deduct the charge for the Incremental Death Benefit Rider on a pro-rata basis.

     The next table shows the minimum and maximum total operating expenses charged by any of the Investment Options for the fiscal year ended December 31, 2004. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(6)



                                                                                                         MINIMUM   MAXIMUM
--------------------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                                    0.10%     1.45%

Total Annual Investment Option Operating Expenses
After Contractual Fee Waiver or Reimbursement(7)                                                            0.10%     1.25%



(6) For certain Investment Options, certain expenses were reimbursed or fees waived during 2004. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, annual Investment Option operating expenses would have been:



                                                                                                         MINIMUM   MAXIMUM
--------------------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment
Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)      0.10%     1.15%



(7) The "Total Annual Investment Options Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options after taking into account contractual fee waiver or reimbursement arrangements. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue past the current year. Seven Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 5 for a description of the fees and expenses charged by each of the Investment Options available under the Policy as well as any applicable contractual fee waiver or reimbursement arrangements.

     The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2004, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.

                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                               TOTAL EXPENSES
                                                                   (BEFORE        TOTAL AMOUNT       TOTAL EXPENSES
                                                                 CONTRACTUAL     OF CONTRACTUAL    (AFTER CONTRACTUAL
                                 ADVISORY    OTHER     12b-1    FEE WAIVERS OR   FEE WAIVERS OR      FEE WAIVERS OR
INVESTMENT OPTION                  FEE      EXPENSES   FEES    REIMBURSEMENTS)   REIMBURSEMENTS      REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------
American Century Investments
  VP Ultra(R) Fund                   1.00%      0.00%   0.00%             1.00%            0.00%                 1.00%(1)
  VP Vista(SM) Fund                  1.00%      0.00%   0.00%             1.00%            0.00%                 1.00%(1)
COUNTRY Mutual Funds Trust
  COUNTRY VP
  Balanced Fund                      0.75%      0.70%   0.00%             1.45%            0.55%                 0.90%(2)
  COUNTRY VP
  Bond Fund                          0.75%      0.63%   0.00%             1.38%            0.68%                 0.70%(2)
  COUNTRY VP
  Growth Fund                        0.75%      0.66%   0.00%             1.41%            0.51%                 0.90%(2)
  COUNTRY VP
  Short-Term Bond
  Fund                               0.50%      0.63%   0.00%             1.13%            0.43%                 0.70%(2)
Dreyfus
  VIF Appreciation
  Portfolio--Initial
  Share Class                        0.75%      0.04%   0.00%             0.79%            0.00%                 0.79%
  VIF Developing
  Leaders Portfolio--
  Initial Share Class                0.75%      0.04%   0.00%             0.79%            0.00%                 0.79%
  VIF Disciplined
  Stock Portfolio--
  Initial Share Class                0.75%      0.10%   0.00%             0.85%            0.00%                 0.85%
  VIF Growth and
  Income Portfolio--
  Initial Share Class                0.75%      0.07%   0.00%             0.82%            0.00%                 0.82%
  VIF International
  Equity Portfolio--
  Initial Share Class                0.75%      0.29%   0.00%             1.04%            0.00%                 1.04%
EquiTrust Variable Insurance Series Fund
  Blue Chip
  Portfolio                          0.20%      0.10%   0.00%             0.30%            0.00%                 0.30%
  High Grade Bond
  Portfolio                          0.30%      0.15%   0.00%             0.45%            0.00%                 0.45%
  Managed
  Portfolio                          0.45%      0.11%   0.00%             0.56%            0.00%                 0.56%
  Money Market
  Portfolio                          0.25%      0.31%   0.00%             0.56%            0.00%                 0.56%
  Strategic Yield
  Portfolio                          0.45%      0.14%   0.00%             0.59%            0.00%                 0.59%

                                                               TOTAL EXPENSES
                                                                   (BEFORE        TOTAL AMOUNT       TOTAL EXPENSES
                                                                 CONTRACTUAL     OF CONTRACTUAL    (AFTER CONTRACTUAL
                                 ADVISORY    OTHER     12b-1    FEE WAIVERS OR   FEE WAIVERS OR      FEE WAIVERS OR
INVESTMENT OPTION                  FEE      EXPENSES   FEES    REIMBURSEMENTS)   REIMBURSEMENTS      REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
  VIP Contrafund
  Portfolio--Initial
  Class                              0.57%      0.11%   0.00%             0.68%            0.00%                 0.68%(3)
  VIP Growth
  Portfolio--Initial
  Class                              0.58%      0.10%   0.00%             0.68%            0.00%                 0.68%(3)
  VIP Growth &
  Income Portfolio--
  Initial Class                      0.47%      0.13%   0.00%             0.60%            0.00%                 0.60%
  VIP Index 500
  Portfolio--Initial
  Class                              0.10%      0.00%   0.00%             0.10%            0.00%                 0.10%(4)
  VIP Mid Cap
  Portfolio--Service
  Class 2                            0.57%      0.14%   0.25%             0.96%            0.00%                 0.96%(3)
  VIP Overseas
  Portfolio--Initial
  Class                              0.72%      0.19%   0.00%             0.91%            0.00%                 0.91%(3)
Franklin Templeton
  Franklin Real Estate
  Fund--Class 2                      0.48%      0.02%   0.25%             0.75%            0.00%                 0.75%(5)(6)
  Franklin Small Cap
  Value Securities
  Fund--Class 2                      0.53%      0.18%   0.25%             0.96%            0.04%                 0.92%(6)(7)
  Franklin Small
  Mid-Cap Growth
  Securities Fund--
  Class 2                            0.48%      0.29%   0.25%             1.02%            0.03%                 0.99%(6)(7)
  Franklin U.S.
  Government Fund--
  Class 2                            0.49%      0.05%   0.25%             0.79%            0.00%                 0.79%(5)(6)
  Mutual Shares
  Securities Fund--
  Class 2                            0.60%      0.15%   0.25%             1.00%            0.00%                 1.00%(6)
  Templeton Growth
  Securities Fund--
  Class 2                            0.79%      0.07%   0.25%             1.11%            0.00%                 1.11%(5)(6)
J. P. Morgan Series Trust II
  JPMorgan Mid Cap
  Value Portfolio                    0.70%      0.55%   0.00%             1.25%            0.00%                 1.25%(8)
  JPMorgan Small
  Company Portfolio                  0.60%      0.55%   0.00%             1.15%            0.00%                 1.15%(8)
Summit Pinnacle Series
  Russell 2000 Small
  Cap Index Portfolio                0.35%      0.41%   0.00%             0.76%            0.01%                 0.75%(9)
  S&P MidCap 400
  Index Portfolio                    0.30%      0.26%   0.00%             0.56%            0.00%                 0.56%

                                                               TOTAL EXPENSES
                                                                   (BEFORE        TOTAL AMOUNT       TOTAL EXPENSES
                                                                 CONTRACTUAL     OF CONTRACTUAL    (AFTER CONTRACTUAL
                                 ADVISORY    OTHER     12b-1    FEE WAIVERS OR   FEE WAIVERS OR      FEE WAIVERS OR
INVESTMENT OPTION                  FEE      EXPENSES   FEES    REIMBURSEMENTS)   REIMBURSEMENTS      REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
  Equity Income
  Portfolio                          0.85%      0.00%   0.00%             0.85%            0.00%                 0.85%(10)
  New America
  Growth Portfolio                   0.85%      0.00%   0.00%             0.85%            0.00%                 0.85%(10)
  Personal Strategy
  Balanced Portfolio                 0.90%      0.00%   0.00%             0.90%            0.00%                 0.90%(10)(11)
T. Rowe Price International Series, Inc.
  International Stock
  Portfolio                          1.05%      0.00%   0.00%             1.05%            0.00%                 1.05%(10)



(1) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as Fund assets increase. Please consult the Fund's prospectus for more details about the Fund's management fees. Information regarding other expenses, which include the fees and expenses of the Fund's independent directors, their legal counsel, interest and extraordinary expenses, can be found in the Fees and Expenses section of the Fund's prospectus.

(2) The Adviser agreed to reduce its fees and reimburse the Growth Fund and the Balanced Fund to the extent total annualized expenses exceed 0.90% of average daily net assets, and the Short-Term Bond Fund and the Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.

(3) Total expenses were lower than those shown because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.66%, Growth Portfolio 0.65%, Mid Cap Portfolio 0.93% and Overseas Portfolio 0.87%. This arrangement may be discontinued by the Fund's manager at any time.

(4) Effective March 1, 2005, management fees for the Fund were reduced to 0.10%, and Fund expenses were limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees or extraordinary expenses). This expense limit may not be increased without approval of the Fund's shareholders and board of trustees.

(5) The Fund administration fee is paid indirectly through the management fee.

(6) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate of 0.25% per year.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money
Fund). This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(8) Reflects a written agreement pursuant to which the Portfolio's administrator agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.15% of its average daily net assets through April 30, 2006 for the Mid Cap Value and Small Company Portfolios, respectively. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Taking these voluntary waiver and reimbursement arrangements into account, the expense ratio for the Mid Cap Value Portfolio would be 1.00%.

(9) The Fund's adviser has agreed to limit total expenses to the extent they exceed 0.75% of the Russell 2000 Small Cap Index Portfolio. This expense limit may not be changed without approval of the Portfolio's shareholders.

(10) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

(11) The Portfolio's manager has voluntarily agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio's investment in other T. Rowe Price portfolios. Including this reduction, total expenses would have been 0.87%.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, the Guaranteed Minimum Death Benefit Endorsement charge and the Incremental Death Benefit Rider charge.

     Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

     EXAMPLE 1

     The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $  1,035   $ 1,741   $ 2,346   $  3,906



     2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one year annuity payment period(1):



                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $  1,035   $ 1,709   $ 2,292   $  3,906


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:


                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $    322   $ 1,082   $ 1,863   $  3,906


     EXAMPLE 2

     The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $    909   $ 1,366   $ 1,718   $  2,631



     2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one year annuity payment period(1):



                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $    909   $ 1,334   $ 1,661   $  2,631



     (1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the surrender charge percentage that would apply upon annuitization.

     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:


                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $    187   $   681   $ 1,202   $  2,631


     EXAMPLE 3

     The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you DID NOT ELECT either the Guaranteed Minimum Death Benefit Endorsement or the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $  1,035   $ 1,648   $ 2,161   $  3,494



     2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one year annuity payment period(1):



                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $  1,035   $ 1,616   $ 2,106   $  3,494


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:


                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $    322   $   983   $ 1,669   $  3,494


     EXAMPLE 4

     The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you DID NOT ELECT either the Guaranteed Minimum Death Benefit Endorsement or the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $    909   $ 1,270   $ 1,521   $  2,159



     2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one year annuity payment period(1):



                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $    909   $ 1,237   $ 1,463   $  2,159


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:


                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ---------------------------------------
                   $    187   $   579   $   995   $  2,159



     (1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the surrender charge percentage that would apply upon annuitization.

SUMMARY OF THE CONTRACT

     ISSUANCE OF A CONTRACT. The Contract is an individual flexible premium deferred variable annuity contract with a maximum issue age of 99 for Annuitants (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). See "DISTRIBUTION OF THE CONTRACTS" for information on compensation of persons selling the Contracts. The Contracts are:

          - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

          - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

     FREE-LOOK PERIOD. You have the right to return the Contract within 30 days after you receive it (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive the greater of:

          -    premiums paid, or

          - the Accumulated Value on the date the Company receives the returned Contract at our Variable Product Service Center, plus administrative charges and any other charges deducted under the Contract.

     PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.") We retain the right to approve premium amounts greater than $250,000.

     ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

          - The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

          - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

     TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Annuitization Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

          - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

          - The Company waives fees for the first twelve transfers during a Contract Year.

          - The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)


     PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon written notice at any time prior to the Annuitization Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")


     SURRENDER. You may surrender your Contract upon written notice at any time prior to the Annuitization Date (see "DESCRIPTION OF ANNUITY
     CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     DEATH BENEFIT. We will pay a death benefit if the Annuitant dies prior to the Annuitization Date. The death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

          (1) the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges); or

          (2)  the Accumulated Value.

     You may enhance your death benefit protection by electing the Guaranteed Minimum Death Benefit Endorsement and/or the Incremental Death Benefit Rider. See "DESCRIPTION OF ANNUITY CONTRACT--Death Benefit Before Annuitization--GUARANTEED MINIMUM DEATH BENEFIT ENDORSEMENT, and--INCREMENTAL DEATH BENEFIT RIDER" for descriptions of the Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider.

CHARGES AND DEDUCTIONS

     Your Contract will be assessed the following charges and deductions:

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER").

                                            SURRENDER CHARGE
                  CONTRACT YEAR IN WHICH   AS A PERCENTAGE OF
                     WITHDRAWAL OCCURS      AMOUNT WITHDRAWN
                  -------------------------------------------
                             1                     7%
                             2                     7
                             3                     7
                             4                     6
                             5                     5
                             6                     4
                             7                     2
                        8 and after                0

     In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

     You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the Contract Date if the Annuitant has been confined in an extended care facility for at least 30 consecutive days (as defined in your Contract). We must receive notification, prior to the Annuitization Date, at our Variable Product Service Center in order to activate this waiver.

     ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). (This charge is guaranteed not to exceed $45.) We currently waive this charge with an initial premium payment of $50,000 or greater on the Contract Date. We also currently waive this charge if the Accumulated Value is $50,000 or greater on each subsequent Contract Anniversary.

     We may terminate this waiver at any time.


     TRANSFER PROCESSING FEE. We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)


     MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.20% (approximately 0.81% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
     DEDUCTIONS--Mortality and Expense Risk Charge"). (This charge is guaranteed not to exceed 1.40% annually.)

     GUARANTEED MINIMUM DEATH BENEFIT ENDORSEMENT. We currently apply a charge for the Guaranteed Minimum Death Benefit Endorsement at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.20% of Accumulated Value.) See "CHARGES AND DEDUCTIONS--Guaranteed Minimum Death Benefit Endorsement."

     INCREMENTAL DEATH BENEFIT RIDER. We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) See "CHARGES AND DEDUCTIONS--Incremental Death Benefit Rider."

     INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table on page 5 titled "Annual Investment Option Expenses" lists these fees.

     RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

     At any time prior to the Annuitization Date you may choose to have the Cash Surrender Value distributed to you as follows:

          -    under a settlement option, or

          -    in a lump sum (see "SETTLEMENT OPTIONS").

FEDERAL TAX MATTERS

     The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

COUNTRY INVESTORS LIFE ASSURANCE COMPANY

     The Company was incorporated on October 13, 1981 as a stock life insurance company in the State of Illinois and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 33 states: Alaska, Arizona, Arkansas, Colorado, Delaware, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Maine, Maryland, Massachusetts, Michigan, Minnesota, Missouri, Montana, Nebraska, Nevada, New Mexico, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, South Dakota, Tennessee, Texas, Washington, West Virginia, Wisconsin and Wyoming.

IMSA

     The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

COUNTRY INVESTORS VARIABLE ANNUITY ACCOUNT

     On April 17, 2002, we established the Account pursuant to the laws of the State of Illinois. The Account:

          -    will receive and invest premiums paid to it under the Contract;

          - will receive and invest premiums for other variable annuity contracts we issue;

          - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

     We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company. Income, gains and losses, whether or not realized, from assets allocated to the Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of the Company.

INVESTMENT OPTIONS


     There are currently 36 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

     The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

     We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

AMERICAN CENTURY INVESTMENTS. American Century Investment Management, Inc. is the investment adviser to the Funds.



PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
VP Ultra(R) Fund                     -  This Fund seeks long-term capital growth. The
                                        Fund pursues this objective by investing in
                                        common stocks of large companies with earnings
                                        and revenue that are not only growing, but
                                        growing at a successively faster, or
                                        accelerating pace.

VP Vista(SM) Fund                    -  This Fund seeks long-term capital growth. The
                                        Fund pursues this objective by investing in
                                        common stocks of medium-sized and smaller
                                        companies which will increase in value over
                                        time.


COUNTRY MUTUAL FUNDS TRUST. COUNTRY Trust Bank is the investment adviser to the Funds.


PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
COUNTRY VP Balanced Fund             -  This Fund seeks growth of capital and current
                                        income by investing in a mix of stocks and
                                        bonds. Stocks include common, preferred and
                                        convertible preferred. Bonds include
                                        convertibles, short-term interest-bearing
                                        obligations, U.S. Government securities,
                                        corporate, mortgage-backed and asset-backed
                                        securities. The mix of stocks and bonds varies
                                        in response to market conditions. The Fund
                                        ordinarily limits its common stock investments
                                        to no more than 75 percent of total assets.
                                        The Fund ordinarily invests at least 25
                                        percent of its assets in fixed income
                                        securities.

COUNTRY VP Bond Fund                 -  This Fund seeks maximum total return
                                        consistent with preservation of capital. To
                                        pursue its goal, the Fund invests in a
                                        portfolio of bonds and other debt obligations
                                        and maintains a dollar-weighted average
                                        maturity of more than five years.

COUNTRY VP Growth Fund               -  This Fund seeks growth of capital. Dividend
                                        income, if any, will be incidental to this
                                        goal. The Fund invests primarily in common
                                        stocks and other equity securities of
                                        well-established, large-capitalization
                                        companies, domestic and foreign (which
                                        generally have $5 billion of market value or
                                        more), that are determined to have
                                        above-average long-term growth potential.

COUNTRY VP Short-Term Bond Fund      -  This Fund seeks a high level of current income
                                        consistent with preservation of capital and
                                        maintenance of liquidity. The Fund invests
                                        mainly in a portfolio of bonds and other debt
                                        obligations and expects to maintain a duration
                                        of less than three years.

DREYFUS. The Dreyfus Corporation serves as the investment adviser to the Funds. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment
Fund: International Equity Portfolio.


PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
Dreyfus Variable Investment          -  This Portfolio seeks long-term capital growth
Fund: Appreciation Portfolio--          consistent with preservation of capital. Its
Initial Share Class                     secondary goal is current income. To pursue
                                        these goals, the Portfolio normally invests at
                                        least 80% of its assets in common stocks. The
                                        Portfolio focuses on "blue chip" companies
                                        with total market capitalizations of more than
                                        $5 billion at the time of purchase, including
                                        multinational companies.

Dreyfus Variable Investment          -  This Portfolio seeks capital growth. To pursue
Fund: Developing Leaders                this goal, the Portfolio normally invests at
Portfolio--Initial Share Class          least 80% of its assets in the stocks of
                                        companies the adviser believes to be
                                        developing leaders: companies characterized by
                                        new or innovative products, services or
                                        processes having the potential to enhance
                                        earnings or revenue growth. Based on current
                                        market conditions, the Portfolio primarily
                                        invests in small companies with market
                                        capitalizations of less than $2 billion at the
                                        time of purchase.

Dreyfus Variable Investment          -  This Portfolio seeks investment returns
Fund: Disciplined Stock                 (consisting of capital appreciation and
Portfolio--Initial Share Class          income) that are consistently superior to the
                                        Standard & Poor's 500 Composite Stock Price
                                        Index (S&P 500). To pursue this goal, the
                                        Portfolio normally invests at least 80% of its
                                        assets in stocks. The Portfolio focuses on
                                        stocks of large-cap companies.

Dreyfus Variable Investment          -  This Portfolio seeks to provide long-term
Fund: Growth and Income                 capital growth, current income and growth of
Portfolio--Initial Share Class          income, consistent with reasonable investment
                                        risk. To pursue this goal, the Portfolio
                                        invests primarily in stocks, bonds and money
                                        market instruments of domestic and foreign
                                        issuers.

Dreyfus Variable Investment Fund:    -  This Portfolio seeks capital growth. To pursue
International Equity                    this goal, the Portfolio invests primarily in
Portfolio--Initial Share Class          growth stocks of foreign companies. Normally,
                                        the Portfolio invests at least 80% of its
                                        assets in stocks, including common stocks and
                                        convertible securities, including those issued
                                        in initial public offerings.


EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
Blue Chip Portfolio                  -  This Portfolio seeks growth of capital and
                                        income. The Portfolio pursues this objective
                                        by investing at least 80% of its assets in
                                        equity securities of well-capitalized,
                                        established companies.

PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
High Grade Bond Portfolio            -  This Portfolio seeks as high a level of
                                        current income as is consistent with an
                                        investment in a diversified portfolio of high
                                        grade income-bearing debt securities. The
                                        Portfolio will pursue this objective by
                                        investing at least 80% of its net assets in
                                        debt securities rated AAA, AA or A by Standard
                                        & Poor's or Aaa, Aa or A by Moody's Investors
                                        Service, Inc. and in securities issued or
                                        guaranteed by the United States government or
                                        its agencies or instrumentalities.

Managed Portfolio                    -  This Portfolio seeks the highest level of
                                        total return through income and capital
                                        appreciation. The Portfolio pursues this
                                        objective through a fully managed investment
                                        policy consisting of investment in the
                                        following three market sectors: (i) common
                                        stocks and other equity securities; (ii) high
                                        grade debt securities and preferred stocks of
                                        the type in which the High Grade Bond
                                        Portfolio may invest; and (iii) money market
                                        instruments of the type in which the Money
                                        Market Portfolio may invest.

Money Market Portfolio               -  This Portfolio seeks maximum current income
                                        consistent with liquidity and stability of
                                        principal. The Portfolio will pursue this
                                        objective by investing in high quality
                                        short-term money market instruments. AN
                                        INVESTMENT IN THE MONEY MARKET PORTFOLIO IS
                                        NEITHER INSURED NOR GUARANTEED BY THE FEDERAL
                                        DEPOSIT INSURANCE CORPORATION, OR ANY
                                        GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE
                                        THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A
                                        STABLE NET ASSET VALUE OF $1.00 PER SHARE.
                                        DURING EXTENDED PERIODS OF LOW INTEREST RATES,
                                        THE YIELD OF A MONEY MARKET SUBACCOUNT MAY
                                        ALSO BECOME EXTREMELY LOW AND POSSIBLY
                                        NEGATIVE.

Strategic Yield Portfolio            -  This Portfolio seeks as a primary objective,
                                        as high a level of current income as is
                                        consistent with investment in a diversified
                                        portfolio of lower-rated, higher-yielding
                                        income-bearing securities. As a secondary
                                        objective, the Portfolio seeks capital
                                        appreciation when consistent with its primary
                                        objective. The Portfolio pursues these
                                        objectives by investing primarily in debt and
                                        income-bearing securities rated Baa or lower
                                        by Moody's Investors Service, Inc. and/or BBB
                                        or lower by Standard & Poor's, or in unrated
                                        securities of comparable quality (i.e., junk
                                        bonds). AN INVESTMENT IN THIS PORTFOLIO MAY
                                        ENTAIL GREATER THAN ORDINARY FINANCIAL RISK.
                                        (See the Fund prospectus "HIGHER RISK
                                        SECURITIES AND INVESTMENT
                                        STRATEGIES--Lower-Rated Debt Securities.")


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.


PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)           -  This Portfolio seeks long-term capital
Portfolio--Initial Class                appreciation. The Portfolio normally invests
                                        primarily in common stocks. The Portfolio
                                        invests in securities of companies whose value
                                        the adviser believes is not fully recognized
                                        by the public.

PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--      -  This Portfolio seeks capital appreciation. The
Initial Class                           Portfolio invests primarily in common stocks.
                                        The Portfolio invests in securities of
                                        companies the adviser believes have
                                        above-average growth potential.

Fidelity VIP Growth & Income         -  This Portfolio seeks high total return through
Portfolio--Initial Class                a combination of current income and capital
                                        appreciation. The Portfolio normally invests
                                        the majority of its assets in domestic and
                                        foreign equity securities, with a focus on
                                        those that pay current dividends and show
                                        potential earnings growth. However, the
                                        Portfolio may buy debt securities as well as
                                        equity securities that are not currently
                                        paying dividends, but offer prospects for
                                        capital appreciation or future income.

Fidelity VIP Index 500               -  This Portfolio seeks to provide investment
Portfolio--Initial Class                results that correspond to the total return of
                                        common stocks publicly traded in the United
                                        States, as represented by the S&P 500. To
                                        achieve this objective, the Portfolio normally
                                        invests at least 80% of its assets in common
                                        stocks included in the S&P 500.

Fidelity VIP Mid Cap                 -  This Portfolio seeks long-term growth of
Portfolio--Service Class 2              capital. The Portfolio normally invests at
                                        least 80% of its total assets in securities of
                                        companies with medium market capitalizations.
                                        The investment adviser invests primarily in
                                        common stocks.

Fidelity VIP Overseas Portfolio--    -  This Portfolio seeks long-term growth of
Initial Class                           capital. Normally, at least 80% of the
                                        Portfolio's total assets will be invested in
                                        foreign securities. The Portfolio may also
                                        invest in U.S. issuers.



FRANKLIN TEMPLETON. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Real Estate, Franklin Small Mid-Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.



PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
Franklin Real Estate Fund--          -  This Fund seeks capital appreciation, with
Class 2                                 current income as a secondary goal. The Fund
                                        normally invests at least 80% of its net
                                        assets in investments of companies operating
                                        in the real estate sector.

Franklin Small Cap Value             -  This Fund seeks long-term total return. The
Securities Fund--Class 2                Fund normally invests at least 80% of its net
                                        assets in investments of small capitalization
                                        companies, and invests primarily to
                                        predominantly in equity securities. For this
                                        Fund, small-cap companies are those with
                                        market capitalization values not exceeding
                                        $2.5 billion at the time of purchase.

PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
Franklin Small Mid-Cap Growth        -  This Fund seeks long-term capital growth. The
Securities Fund--Class 2                Fund normally invests at least 80% of its net
(formerly known as Franklin             assets in investments of small capitalization
Small Cap Fund)                         companies. For this Fund, small-cap companies
                                        are those with market capitalization values
                                        not exceeding: (i) $1.5 billion; or (ii) the
                                        highest market capitalization value in the
                                        Russell 2000(R) Index, whichever is greater,
                                        at the time of purchase.

Franklin U.S. Government             -  This Fund seeks income. The Fund normally
Fund--Class 2                           invests at least 80% of its net assets in U.S.
                                        government securities, primarily in fixed and
                                        variable rate mortgage-backed securities.

Mutual Shares Securities Fund--      -  This Fund seeks capital appreciation with
Class 2                                 income as a secondary goal. The Fund normally
                                        invests mainly in U.S. equity securities, and
                                        substantially in undervalued stocks, risk
                                        arbitrage securities and distressed companies.

Templeton Growth Securities          -  This Fund seeks long-term capital growth. The
Fund--Class 2                           Fund normally invests mainly in equity
                                        securities of companies located anywhere in
                                        the world, including those in the U.S. and in
                                        emerging markets.


J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
JPMorgan Mid Cap Value               -  The Portfolio seeks growth from capital
Portfolio                               appreciation by investing at least 80% of its
                                        Assets in equity securities of mid-cap
                                        companies. "Assets" means net assets, plus the
                                        amount of borrowings for investment purposes.
                                        Mid-cap companies are companies with market
                                        capitalizations between $1 billion to $20
                                        billion at the time of purchase.

JPMorgan Small Company               -  This Portfolio seeks to provide high total
Portfolio                               return from a portfolio of small company
                                        stocks. Under normal circumstances, the
                                        Portfolio invests at least 80% of its Assets
                                        in equity investments of small-cap companies.
                                        "Assets" means net assets, plus the amount of
                                        borrowings for investment purposes. Small-cap
                                        companies are companies with market
                                        capitalizations similar to those within the
                                        universe of the Russell 2000(R) Index at the
                                        time of purchase.


SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
Russell 2000 Small Cap Index         -  This Portfolio seeks investment results that
Portfolio                               correspond to the investment performance of
                                        U.S. common stocks, as represented by the
                                        Russell 2000(R) Index. The Portfolio will
                                        attempt to achieve, in both rising and falling
                                        markets, a correlation of at least 95% between
                                        the total return of its net assets before
                                        expenses and the total return of the Russell
                                        2000(R) Index.

PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
S&P MidCap 400 Index Portfolio       -  This Portfolio seeks investment results that
                                        correspond to the total return performance of
                                        U.S. common stocks, as represented by the S&P
                                        MidCap 400 Index. The Portfolio will attempt
                                        to achieve, in both rising and falling
                                        markets, a correlation of at least 95% between
                                        the total return of its net assets before
                                        expenses and the total return of the S&P
                                        MidCap 400 Index.


T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
Equity Income Portfolio              -  This Portfolio seeks to provide substantial
                                        dividend income and long-term capital
                                        appreciation by investing primarily in
                                        dividend-paying common stocks of established
                                        companies considered by the adviser to have
                                        favorable prospects for both increasing
                                        dividends and capital appreciation.

New America Growth Portfolio         -  This Portfolio seeks to provide long-term
                                        growth of capital by investing primarily in
                                        the common stocks of companies operating in
                                        sectors the investment adviser believes will
                                        be the fastest growing in the U.S.
                                        Fast-growing companies can be found across an
                                        array of industries in today's "new America".

Personal Strategy Balanced           -  This Portfolio seeks the highest total return
Portfolio                               over time consistent with an emphasis on both
                                        capital appreciation and income. The Portfolio
                                        pursues its objective by investing in a
                                        diversified portfolio typically consisting of
                                        approximately 60% stocks, 30% bonds and 10%
                                        money market securities.


T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.


PORTFOLIO                            INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------
International Stock Portfolio        -  This Portfolio seeks to provide capital
                                        appreciation through investments primarily in
                                        common stocks of in established companies
                                        based outside the United States.


     The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

     We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.10% to 0.25% of the annual average assets we hold in the Investment Options. In addition, COUNTRY Capital Management Company, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.

     Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

     If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

          - operate the Account as a management investment company under the 1940 Act,

          - deregister the Account under that Act in the event such registration is no longer required, or

          -    combine the Account with our other separate accounts.

     In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT


     You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of COUNTRY Capital Management Company ("COUNTRY Capital"). Your Contract Date will be the date the properly completed application is received at our Variable Product Service Center. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums" for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract. We apply a maximum issue age of 99 for Annuitants.


     Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Variable Product Service Center on a timely basis.

PREMIUMS

     The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and prior to the Annuitization Date. We retain the right to approve minimum initial premium amounts greater than $250,000.

     You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Variable Product Service Center.

     If mandated under applicable law, the Company may be required to reject a premium payment.

FREE-LOOK PERIOD

     We provide for an initial "free-look" period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

          -    premiums paid, or

          - the Accumulated Value on the date we receive the returned Contract at our Variable Product Service Center, plus administrative charges and any other charges deducted from the Account.

ALLOCATION OF PREMIUMS

     Upon receipt at our Variable Product Service Center of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Variable Product Service Center before 3:00 p.m. central time. If received on or after 3:00 p.m. central time, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

     You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

          - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

          - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

          - We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Variable Product Service Center, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time will be allocated on the following Business Day.

          - You may change your allocation instructions at any time by sending Written Notice to the Variable Product Service Center. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.


          - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

     Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

VARIABLE ACCUMULATED VALUE

     The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

     CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

     DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the valuation period, we will increase the number of units in each Subaccount by:

          -    any premiums paid, and

          - any amounts transferred from another Subaccount or the Declared Interest Option.

     We will decrease the number of units in each Subaccount by:

          -    any amounts withdrawn,

          -    applicable charges assessed, and

          - any amounts transferred to another Subaccount or the Declared Interest Option.

     DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first valuation period at $10. We calculate the unit value for a Subaccount for each subsequent valuation period by dividing (a) by (b) where:

          (a)  is the net result of:

                         1. the value of the net assets in the Subaccount at the end of the preceding valuation period; plus

                         2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current valuation period; minus

                         3. the capital losses, realized or unrealized, charged against the Subaccount during the current valuation period; minus

                         4. any amount charged for taxes or any amount set aside during the valuation period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

                         5. the daily amount charged for mortality and expense risks for each day of the current valuation period.

          (b) is the number of units outstanding at the end of the preceding valuation period.

TRANSFER PRIVILEGE


     You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Annuitization Date. We will process all transfers based on the net asset value next determined after we receive your signed Written Notice at our Variable Product Service Center.


          - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option and are limited to no more than four transfers in a Contract Year. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.")

          - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

          - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.


          - The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)


               We process transfers at the unit values next determined after we receive your request at our Variable Product Service Center. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

          - We allow an unlimited number of transfers among or between the Subaccounts.

     All transfer requests received in a valuation period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made.

     You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

     We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.


     CAUTION: Telephone transfer priveleges may not always be available. Telephone systems, whether yours, your service provider's or you registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit Written Notice to our Variable Product Service Center.

     ADDITIONAL LIMITATIONS ON TRANSFERS. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

     Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

     For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

     If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

     If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include:

          -    discontinuing your telephone transfer privileges;

          - requiring you to make your transfer requests in writing through the U.S. Postal Service;

          -    restricting your right to make transfers for a period of time;

          -    refusing a transfer request;

          -    requiring a minimum period of time between each transfer; and

          -    limiting the amount that you may transfer at any one time.

     Notwithstanding this, because our policies and procedures are discretionary and may differ among variable annuity contracts, variable insurance policies ("variable contracts") and separate accounts, it is possible that some Owners may engage in frequent transfer activity while others may bear the harm associated with such activity.

     Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

     We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

     The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

     Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Owners.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

     In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.

PARTIAL WITHDRAWALS AND SURRENDERS


     PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Annuitization Date.


          -    The minimum amount which you may partially withdraw is $500.

          - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

     We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Variable Product Service Center. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

     In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. Any applicable surrender charge will be deducted from your remaining Accumulated Value. You may make a partial withdrawal or surrender without incurring a surrender charge if you qualify for the waiver of surrender charge associated with confinement to an extended care facility. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE and--WAIVER OF THE SURRENDER CHARGE.")

     You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Variable Product Service Center.


     Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Cash Surrender Value within seven days of receipt of your original written request at our Variable Product Service Center.


     SURRENDER. You may surrender your Contract upon Written Notice on or before the Annuitization Date. We will determine your Cash Surrender Value based on the net asset value next determined after we receive your written request and your Contract at our Variable Product Service Center. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time, we will calculate the Cash Surrender Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time, we will calculate the Cash Surrender Value of your Contract as of 3:00 p.m. central time on the following Business Day.

     You may choose to have the Cash Surrender Value distributed to you as follows:

          -    under a settlement option, or

          -    in a lump sum.

     SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Contracts."

TRANSFER AND WITHDRAWAL OPTIONS

     You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Variable Product Service Center. The options selected will remain in effect until we receive a written termination request from you at our Variable Product Service Center.

     AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually, to match your Contract's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

          - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

          - This feature is free and is not considered in the twelve free transfers during a Contract Year.

          - This feature cannot be utilized in combination with dollar cost averaging program.

     DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

     To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

          -    The minimum amount of each transfer is $100.

          - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

          - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

          - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Variable Product Service Center.

          - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

          - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

     SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

          - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

          - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

          -    The minimum amount which you may withdraw is $100.

          - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

          - After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

          - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

          - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

          - You may change the amount and frequency upon written request to our Variable Product Service Center.

          - This feature cannot be utilized in combination with dollar cost averaging program.

     We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

DEATH BENEFIT BEFORE ANNUITIZATION

     DEATH OF OWNER. If an Owner dies prior to the Annuitization Date, any surviving joint Owner becomes the sole Owner. If there is no surviving joint Owner, the contingent Owner, if any, becomes the new Owner. If there is no surviving joint or contingent Owner, the Owner's estate becomes the new Owner. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

     The surviving Owners or new Owners are afforded the following options:

     1. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner and all applicable surrender charges will be waived.

     2. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner and elects payment of the death benefit or the surviving Owner or the new Owner is not the spouse of the deceased Owner, he or she must either:


               - elect to receive the Cash Surrender Value in a single sum within 5 years of the deceased Owner's death, or

               - elect to receive the Cash Surrender Value paid out under an annuity settlement option, with payments beginning within one year after the date of the deceased Owner's death and with payments being made over the lifetime of the surviving Owner, or over a period that does not exceed the life expectancy of the surviving Owner.


     Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Cash Surrender Value is paid.


     In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.


     Other rules may apply to a Qualified Contract.

     DEATH OF AN ANNUITANT. If the Annuitant dies before the Annuitization Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

     We will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greater of:

          - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges); or

          -    the Accumulated Value.

     If the Beneficiary is the deceased Annuitant's surviving spouse, the Beneficiary may continue the Contract as the new Owner and Annuitant and all applicable surrender charges will be waived. If the Beneficiary elects payment of the death benefit:

          (a) he or she may elect to receive the payment of the death benefit proceeds in a single sum within 5 years of the deceased Annuitant's death, or

          (b) he or she may elect to receive the death benefit proceeds under one of the annuity settlement options, with payments beginning within one year after the date of the deceased Annuitant's death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

     If the Beneficiary is not the spouse of the deceased Annuitant, the Beneficiary must receive payment under either (a) or (b) above. We do not pay a death benefit if the Annuitant dies after the Annuitization Date.

     If any Owner is not an individual, the death of an Annuitant shall be treated as the death of an Owner.

     GUARANTEED MINIMUM DEATH BENEFIT ENDORSEMENT. The Guaranteed Minimum Death Benefit Endorsement enhances the death benefit under your Contract by guaranteeing that the death benefit payable will not be less than the highest Accumulated Value under the Contract as determined at certain specified times. We will determine the guaranteed minimum death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

          - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

          -    the Accumulated Value; or

          -    the Performance Enhanced Death Benefit (PEDB) amount.

     On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reduction; or (2) the then current Accumulated Value.

     We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant's 86th birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

     A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

          (a)  is the death benefit immediately prior to withdrawal;

          (b) is the amount of the partial withdrawal (including applicable surrender charges); and

          (c)  is the Accumulated Value immediately prior to withdrawal.

     The Guaranteed Minimum Death Benefit Endorsement may not be available in all states. (A registered representative can provide information on the availability of this endorsement.) If you elect this endorsement, we will deduct 0.20% of your Contract's Accumulated Value on each Contract Anniversary (see "CHARGES AND DEDUCTIONS--Guaranteed Minimum Death Benefit Endorsement"). This charge is guaranteed not to exceed 0.20% of the Accumulated Value.

     Other rules may apply to a Qualified Contract.


     INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract or the Guaranteed Minimum Death

     Benefit Endorsement, if elected. (This rider may not be available in all states. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.20% of your Contract's Accumulated Value on each Contract Anniversary (see "CHARGES AND DEDUCTIONS--Incremental Death Benefit Rider"). (This charge is guaranteed not to exceed 0.30% of Accumulated Value.)


     The Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

          (a)  is the Accumulated Value; and

          (b) is the sum of all premium payments less the sum of all partial withdrawals.

     The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

     This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

     The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Contract.


                     TOTAL
                    PREMIUMS     ACCUMULATED                                 INCREMENTAL
        DATE          PAID          VALUE          GAIN     DEATH BENEFIT   DEATH BENEFIT
        ---------------------------------------------------------------------------------
        5/1/2006   $   100,000   $   100,000   $        0   $     100,000   $           0
        5/1/2026   $   100,000   $   450,000   $  350,000   $     450,000   $      50,000


     If we receive Due Proof of Death on May 1, 2026, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

DEATH BENEFIT ON OR AFTER ANNUITIZATION

     If an Owner dies on or after the Annuitization Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Annuitization Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

PROCEEDS AT ANNUITIZATION

     You select the date your Contract is annuitized (the Annuitization Date). There is no minimum age required for the Annuitant to establish an Annuitization Date. However, for Non-Qualified Contracts, the Annuitization Date may be no later than the Annuitant's age 70 or 10 years after the Contract Date. For Qualified Contracts, the Annuitization Date may be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.

     At annuitization, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity settlement option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See "SETTLEMENT OPTIONS.") If a settlement option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Cash Surrender Value at annuitization. You may change the Annuitization Date at any time before distribution payments begin, subject to these limitations:


          - we must receive Written Notice at our Variable Product Service Center at least 30 days before the Annuitization Date; and

          - the Annuitization Date requested must be a date that is at least 30 days after receipt of the Written Notice.


PAYMENTS

     We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Variable Product Service Center. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

          - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

          - the SEC permits by an order the postponement for the protection of Owners; or

          - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

     We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

     If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator.

MODIFICATION

     You may modify your Contract only if one of our officers agrees in writing to such modification.

     Upon notification to you, we may modify your Contract if:

          - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

          - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

          -    necessary to reflect a change in the operation of the Account; or

          - the modification provides additional Subaccount and/or fixed accumulation options.

     We will make the appropriate endorsement to your Contract in the event of most such modifications.

REPORTS TO OWNERS

     We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

INQUIRIES

     You may contact the Company in writing at our Variable Product Service Center if you have any questions regarding your Contract.

CHANGE OF ADDRESS

     We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

     You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

     IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN ALL STATES. A REGISTERED REPRESENTATIVE CAN PROVIDE INFORMATION ON THE AVAILABILITY OF THIS INVESTMENT OPTION.

     The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

     Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

     We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

     CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

          - amounts allocated and transferred to the Declared Interest Option, plus

          -    interest credited, less

          -    amounts deducted, transferred or withdrawn.

TRANSFERS FROM DECLARED INTEREST OPTION

     You may transfer amounts from the Declared Interest Option to any or all of the Subaccounts no more than four times in a Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

PAYMENT DEFERRAL

     We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years.

               CONTRACT YEAR IN WHICH     CHARGE AS PERCENTAGE OF
                  WITHDRAWAL OCCURS          AMOUNT WITHDRAWAN
               --------------------------------------------------
                          1                          7%
                          2                          7
                          3                          7
                          4                          6
                          5                          5
                          6                          4
                          7                          2
                     8 and after                     0

     If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

     If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Cash Surrender Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn. Amounts deducted to pay the surrender charge on partial withdrawals are not subject to the surrender charge.


     AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.


     SURRENDER CHARGE AT ANNUITIZATION. We may assess a surrender charge against your Accumulated Value on the Annuitization Date. We do not apply a surrender charge if you elect to receive fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option. If you elect fixed annuity payments under settlement options 2 or 4, we add the fixed number of years for which payments will be made under the settlement option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.


     Waiver of Surrender Charge. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the Contract Date if the Annuitant has been confined in an extended care facility for at least 30 consecutive days (as defined in your Contract). We must receive Written Notice, prior to the Annuitization Date, at our Variable Product Service Center in order to activate this waiver.


ANNUAL ADMINISTRATIVE CHARGE

     We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

     We currently waive the annual administrative charge with an initial premium payment of $50,000 or greater on the Contract Date. We also currently waive this charge if the Accumulated Value is $50,000 or greater on each subsequent Contract Anniversary.

     We may terminate this waiver at any time.

TRANSFER PROCESSING FEE


     We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25 per transfer.)


GUARANTEED MINIMUM DEATH BENEFIT ENDORSEMENT

     We currently apply a charge for the Guaranteed Minimum Death Benefit Endorsement at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.20% of Accumulated Value.) We deduct this charge from each Subaccount and/or the Declared Interest Option based on each Investment Option's proportional amount of Accumulated Value.

INCREMENTAL DEATH BENEFIT RIDER

     We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) We deduct this charge from each Subaccount and/or the Declared Interest Option based on each Investment Option's proportional amount of Accumulated Value.

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MORTALITY AND EXPENSE RISK CHARGE

     We apply a daily mortality and expense risk charge at an annual rate of 1.20% (daily rate of 0.0032682%) (approximately 0.81% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks. (This charge is guaranteed not to exceed 1.40% annually.)

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies prior to the Annuitization Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

     We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

INVESTMENT OPTION EXPENSES

     The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

PREMIUM TAXES

     Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

OTHER TAXES

     Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

SETTLEMENT OPTIONS

     The accumulation phase of your Contract ends on the date you select to annuitize your Contract (see "DESCRIPTION OF ANNUITY CONTRACT--Proceeds at Annuitization"). At that time, your proceeds will be applied under a settlement option, unless you elect to receive this amount in a single sum. Should you not elect a settlement option on the Annuitization Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a settlement option. The amount of proceeds will equal either: (1) the Cash Surrender Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a settlement option. Although tax consequences may vary depending on the settlement option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Prior to the Annuitization Date, you may elect to have your proceeds applied under a settlement option, or a Beneficiary can have the death benefit applied under a settlement option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a settlement option agreement to be issued for the settlement option. The settlement option agreement will show the rights and benefits of the payee(s) under the settlement option selected.

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     You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or fixed interest option to which we will apply your proceeds.

     The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

     Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.


DESCRIPTION OF SETTLEMENT OPTIONS

     Fixed Settlement Options:

     OPTION 1--INTEREST PAYMENT OPTION. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

     OPTION 2--FIXED TIME PAYMENT OPTION. The proceeds are paid in equal monthly installments for any period selected, up to 30 years.

     OPTION 3--LIFETIME PAYMENT OPTION. The proceeds are paid in equal monthly installments during the payee's lifetime. The three variations are:

          (a) STRAIGHT LIFE. No specific number of payments is guaranteed. Payments stop when the payee dies.

          (b) LIFE INCOME WITH REFUND. Payments stop when they cumulatively equal the amount applied or when the payee dies, whichever is later.

          (c) LIFE INCOME WITH PERIOD CERTAIN. Payments stop at the end of the selected guaranteed period (10, 15 or 20 years) or when the payee dies, whichever is later.

     OPTION 4--FIXED AMOUNT PAYMENT OPTION. The proceeds are paid in equal monthly installments for a specific amount and will continue until all the proceeds plus interest are exhausted.

     OPTION 5--JOINT LIFETIME PAYMENT OPTION. The proceeds are paid in equal monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for their lifetime.

     Fixed Settlement Options 2, 4 and 5 may not always satisfy minimum required distribution rules for Qualified Contracts. Consult a tax advisor.

     Variable Settlement Options:

     OPTION A--PAYMENT OF LIFE INCOME. The proceeds are paid in varying amounts during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

     OPTION B--PAYMENT OF JOINT AND SURVIVOR LIFE INCOME. The proceeds are paid in varying installments while one or both payees live.

     Alternate Settlement Options:

     The Company may make available alternative settlement options.

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ELECTION OF SETTLEMENT OPTIONS AND ANNUITY PAYMENTS

     While the Annuitant is living, you may elect, revoke or change a settlement option at any time prior to the Annuitization Date. Upon an Annuitant's death, if a settlement option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.


     We will initiate an election, revocation or change of a settlement option upon receipt of Written Notice at our Variable Product Service Center.


     We reserve the right to:


          - refuse the election of a settlement option if total proceeds are less than $5,000,

          -    refuse to make payments of less than $100 each, or

          - make payments at less frequent intervals if payments would otherwise be less than $100 each.


     We have provided a brief description of the available settlement options above. The term "effective date" means the date as of which the proceeds are applied to a settlement option. The term "payee" means a person who is entitled to receive payment under a settlement option.

     FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:


          -    the form and duration of the settlement option chosen,

          -    the payee's age and sex,


          - the amount of proceeds applied to purchase the fixed annuity payments, and

          -    the applicable annuity purchase rates.

     We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.


     Under Option 1, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other settlement option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected settlement option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.


     VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options A and B. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected settlement option. Therefore, the dollar amount of the first variable annuity payment will depend on:


          - the dollar amount of proceeds being applied to a settlement option,

          -    the settlement option selected,

          -    the age and sex of the Annuitant, and


          - the assumed interest rate used in the variable settlement option tables (5% per year).

     We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time) by the annuity purchase rate for the selected settlement option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "VARIABLE SETTLEMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).

     We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

          (a) is the annuity unit value for the immediately preceding Valuation Period;

          (b) is the net investment factor for that Valuation Period (described below); and

          (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity settlement options is 5% per year. The daily assumed interest factor derived from an assumed interest rate of 5% per year is 0.9998663.

     We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

          (x)  is the net result of:

           1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

           2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

           3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

           4. any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount:

          (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

          (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

     If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

     VARIABLE SETTLEMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted on the beginning of the transmission.

     On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.


     VARIABLE SETTLEMENT OPTIONS--SURRENDERS. Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable settlement option and receive the surrender value. We allow full surrenders from variable settlement options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable settlement option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable settlement option.


     The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable settlement option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. If we receive your surrender request prior to 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your surrender request at or after 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

     We assume that each payment under a variable settlement option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

     Please refer to APPENDIX A for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

     We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

     The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

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


     The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.


     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

     Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

     In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

     The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.


     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.


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FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal
     Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:


          - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

          - receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

     Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

     The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

     OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

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     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

          - if any Owner dies on or after the Annuitization Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

          - if any Owner dies prior to the Annuitization Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

     These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

     Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules apply to Qualified Contracts.

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or settlement option) is taxable as ordinary income.

     NON-NATURAL OWNER. A non-natural Owner of an annuity contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

          - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

          - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

          -    the Contract is issued in connection with certain Qualified
               Plans;

          - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

          - the Contract is used in connection with a structured settlement agreement; or

          - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

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     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL
     PERSONS.

     PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

     Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the contract at that time. Any additional amount withdrawn is not taxable.

     In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another and the contract received is treated as a new contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of
     Section 1035 should consult their tax adviser.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the settlement option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows:

          - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

          - if distributed under a settlement option, they are taxed in the same way as annuity payments.

     For these purposes, the investment in the contract remains the amount of any purchase payments which were not excluded from gross income.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

          -    made on or after the taxpayer reaches age 59 1/2;

          - made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

          -    attributable to the taxpayer becoming disabled;

          - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

          - made under certain annuities issued in connection with structured settlement agreements;

          - made under an annuity contract that is purchased with a single premium when the Annuitization Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

          - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

     Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

     ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. You should consult your tax adviser prior to selecting any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     Certain tax consequences may result upon:

          -    a transfer of ownership of a Contract,

          - the designation of an Annuitant, payee or other Beneficiary who is not also the owner,

          -    the selection of certain Retirement Dates, or

          -    the exchange of a Contract.

     An Owner contemplating any of these actions should consult their tax adviser.

WITHHOLDING

     Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.


     Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, to non-taxable distributions or if the Owner chooses a "direct rollover" from the plan to a tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or governmental section 457 plan that agrees to separately account for rollover contributions.


MULTIPLE CONTRACTS

     All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

          -    contributions in excess of specified limits;

          - distributions prior to age 59 1/2 (subject to certain exceptions);

          - distributions that do not conform to specified commencement and minimum distribution rules; and

          -    other specified circumstances.

     Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age
     70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.


     If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.


     CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.


     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year or 100% of the amount of compensation includible in the Owner's gross income for the year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are

     "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


     SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


     SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of eligible employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

          -    before age 59 1/2 (subject to certain exceptions), or

          - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

          - elective contributions made in years beginning after December 31, 1988;

          -    earnings on those contributions; and

          - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

     Distribution of those amounts may only occur upon:

          -    death of the employee,

          -    attainment of age 59 1/2,

          -    severance from employment,

          -    disability, or

          -    financial hardship.

     In addition, income attributable to elective contributions may not be distributed in the case of hardship. A distribution of elective contributions made to a tax-sheltered annuity on account of hardship may be subject to penalties.

     DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

     RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.


     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.


     Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.


     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. In REV. Rul.2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, COUNTRY Capital Management Company ("COUNTRY Capital") for the distribution and sale of the Contracts. COUNTRY Capital may sell the Contracts through registered representatives, or through other broker-dealers ("selling firms") that have entered into selling agreements with COUNTRY Capital.


     COUNTRY Capital receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Fidelity Variable Insurance Products Funds: VIP Mid Cap Portfolio; and Franklin Real Estate Fund, Franklin Small Cap Value Securities Fund, Franklin Small Mid-Cap Growth Securities Fund, Franklin U.S. Government Fund, Mutual

     Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares. COUNTRY Capital may pay part or all of such compensation to selling firms.


     We pay commissions to COUNTRY Capital for the sale of the Contracts by its registered representatives as well as by selling firms. The maximum commissions payable for Contract sales by COUNTRY Capital will be 4% of premiums paid under a Contract in the first Contract Year and 3% of renewal premiums in each Policy Year after the first Policy Year. We also pay a trail commission of 0.20% of the Accumulated Value of the Contract at the end of each Contract Year.

     COUNTRY Capital passes through all commissions it receives to its registered representatives and to selling firms except in the infrequent event of a Contract unassigned to a registered representative, and does not retain any override as distributor for the Contracts. However, under the distribution agreement with COUNTRY Capital, COUNTRY Capital is given an allowance by the Company for the following sales expenses: supervisor and registered representative compensation, representative training allowance, advertising expenses and all other expenses of distributing the Contracts.


     Because registered representatives of COUNTRY Capital are also insurance agents of the Company, they and their managers may be eligible for various cash benefits such as bonuses, insurance benefits, and non-cash compensation items that the Company offers. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Sales of the Contracts may help COUNTRY Capital's sales representatives and/or their managers qualify for such benefits. COUNTRY Capital's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, which may include payments made for the recruitment and training of personnel, and similar services.


     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.


     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account. See "DISTRIBUTION OF THE CONTRACTS" in the Statement of Additional Information for more information concerning compensation paid for the sale of the Contracts.


     Under the Public Disclosure Program, NASD, Inc. ("NASD") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

LEGAL PROCEEDINGS

     The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of COUNTRY Capital to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS


     To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Fund, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.


     The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.


     The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.


     The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

FINANCIAL STATEMENTS


     The statutory-basis financial statements of COUNTRY Investors Life Assurance Company as of December 31, 2004 and 2003 and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for the years then ended, as well as the report of an independent registered public accounting firm, are contained in the Statement of Additional Information and have been audited by Ernst & Young LLP, an independent registered public accounting firm. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of an independent registered public accounting firm are contained in the Statement of Additional Information.


     The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

DEFINITIONS

ACCOUNT: COUNTRY Investors Variable Annuity Account.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ANNUITANT: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

ANNUITIZATION DATE: The date when the Company applies the Accumulated Value under a settlement option, if the Annuitant is still living.

BENEFICIARY: The person to whom the Company pays the proceeds on the death of the Owner or Annuitant.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

CASH SURRENDER VALUE: The Accumulated Value less any applicable surrender charge.

THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): COUNTRY Investors Life Assurance Company.

CONTRACT: The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application at our Variable Product Service Center. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: A fixed interest option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

     (a)  a certified copy of the death certificate;

     (b)  a certified copy of a court decree reciting a finding of death;

     (c)  the Beneficiary's statement of election;

     (d)  a copy of the Beneficiary's Form W-9; or

     (e)  any other proof satisfactory to the Company.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.


QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.


SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.

VARIABLE PRODUCT SERVICE CENTER: The Company's administrative office at 5400 University Avenue, West Des Moines, Iowa 50266, or PO Box 9239, Des Moines, Iowa 50306.


WRITTEN NOTICE: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive at our Variable Product Service Center.

APPENDIX A

CALCULATING VARIABLE ANNUITY PAYMENTS

     The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental agreement issued for proceeds from a HYPOTHETICAL Contract.

          WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.

          HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.50%, 6.99%, 9.50%, and 12.00%. Net of all expenses, these constant returns are: 1.99%, 1.51%, 5.00%, 7.51%, and 10.01%. The first variable annuity payment for each year reflects the 5% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.79% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 5. The mortality and expense risk charge is assumed to be at an annual rate of 1.20% of the illustrated Subaccount's average daily net assets.


     THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON A HYPOTHETICAL SETTLEMENT OPTION AGREEMENT AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE COMPANY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CONTRACT OR AGREEMENT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual settlement option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the settlement option selected and the life of the payee. See the Prospectus section titled "SETTLEMENT OPTIONS--Election of Settlement Options and Annuity Payments."

          ASSUMPTIONS ON WHICH THE HYPOTHETICAL SETTLEMENT OPTION AGREEMENT AND CONTRACT ARE BASED. The chart reflects a hypothetical supplemental agreement and Contract. These, in turn, are based on the following assumptions:

               -    The hypothetical Contract is a Non-Qualified Contract

               - The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

               - The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount


               - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.50%, 6.99%, 9.50%, and 12.00%


               -    Assumed Interest Rate is 5% per year

               - The payee elects to receive monthly variable annuity payments

               - The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity settlement option selected results in an initial variable annuity payment of $1,000

     For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "SETTLEMENT OPTIONS."

          ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 5%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "SETTLEMENT OPTIONS."

          THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical supplemental agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

               -    the amount of proceeds applied

               -    the annuity settlement option selected

               - the annuity purchase rates in the supplemental agreement on the effective date

               - the Assumed Interest Rate under the supplemental agreement on the effective date

               -    the age of the payee

               -    in most cases, the sex of the payee

     For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual settlement option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the settlement option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "SETTLEMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 5% net Assumed Interest Rate.

                  INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
                       ASSUMING A CONSTANT RATE OF RETURN*



     CONTRACT    0.00% GROSS    3.50% GROSS   6.99% GROSS     9.50% GROSS   12.00% GROSS
     YEAR        -1.99% NET      1.51% NET     5.00% NET       7.51% NET     10.01% NET
     -----------------------------------------------------------------------------------
     1          $      1,000   $      1,000   $     1,000    $      1,000   $      1,000
     2                   933            967         1,000           1,024          1,048
     3                   871            935         1,000           1,048          1,098
     4                   813            904         1,000           1,073          1,150
     5                   759            874         1,000           1,099          1,205
     6                   709            844         1,000           1,125          1,262
     7                   661            816         1,000           1,152          1,323
     8                   617            789         1,000           1,180          1,386
     9                   576            763         1,000           1,208          1,452
     10                  538            738         1,000           1,237          1,521
     11                  502            713         1,000           1,266          1,594
     12                  469            689         1,000           1,297          1,670
     13                  437            667         1,000           1,328          1,750
     14                  408            644         1,000           1,359          1,833
     15                  381            623         1,000           1,392          1,920
     16                  356            602         1,000           1,425          2,012
     17                  332            582         1,000           1,459          2,108
     18                  310            563         1,000           1,494          2,209
     19                  289            544         1,000           1,530          2,314
     20                  270            526         1,000           1,567          2,424
     21                  252            509         1,000           1,604          2,540
     22                  235            492         1,000           1,642          2,661
     23                  220            475         1,000           1,682          2,788
     24                  205            460         1,000           1,722          2,921
     25                  191            444         1,000           1,763          3,061


* The current mortality and expense risk charge as set forth on page 3 of the Prospectus was used in calculating the annuity payment amounts set forth in the above table.

APPENDIX B

CONDENSED FINANCIAL INFORMATION


     The following reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.


                                        ACCUMULATION        ACCUMULATION
                                       UNIT VALUE AT        UNIT VALUE AT      NUMBER OF UNITS AT
SUBACCOUNT                           BEGINNING OF YEAR       END OF YEAR           END OF YEAR
-------------------------------------------------------------------------------------------------
VP Ultra
     2004                            $       10.000000    $       10.481432          3,025.103773
VP Vista
     2004                            $       10.000000    $       10.236082              9.700000
COUNTRY VP Balanced Fund
     2004                            $       10.000000    $       10.339601          7,103.460662
COUNTRY VP Bond Fund
     2004                            $       10.000000    $       10.159782         18,229.526250
COUNTRY VP Growth Fund
     2004                            $       10.000000    $       10.400196         29,183.277547
COUNTRY VP Short-Term Bond
     2004                            $       10.000000    $        9.985262          4,651.935021
Appreciation
     2004                            $       10.000000    $       10.132073          6,147.944292
Developing Leaders
     2004                            $       10.000000    $       10.299262          9,077.424207
Disciplined Stock
     2004                            $       10.000000    $       10.290792          6,731.640060
Dreyfus Growth and Income
     2004                            $       10.000000    $       10.779833          5,673.708318
International Equity
     2004                            $       10.000000    $       12.009921          4,564.327393
Blue Chip
     2004                            $       10.000000    $       10.269189         10,298.984016
High Grade Bond
     2004                            $       10.000000    $       10.229483         15,029.847274
Managed
     2004                            $       10.000000    $       10.499399          3,047.439216
Money Market
     2004                            $       10.000000    $        9.958659          6,028.319841
Strategic Yield
     2004                            $       10.000000    $       10.575732         12,327.096822
Contrafund
     2004                            $       10.000000    $       11.201789         17,938.311128
Growth
     2004                            $       10.000000    $        9.767253         14,702.033291
Fidelity Growth & Income
     2004                            $       10.000000    $       10.272183          5,169.832728

                                        ACCUMULATION        ACCUMULATION
                                        UNIT VALUE AT       UNIT VALUE AT      NUMBER OF UNITS AT
SUBACCOUNT                           BEGINNING OF YEAR      END OF YEAR           END OF YEAR
-------------------------------------------------------------------------------------------------
Index 500
     2004                            $       10.000000    $       10.637251         26,173.909770
Mid Cap
     2004                            $       10.000000    $       11.930189         17,655.813014
Overseas
     2004                            $       10.000000    $       10.931354          5,812.833497
Real Estate
     2004                            $       10.000000    $       12.341093          7,955.564547
Mutual Shares Securities
     2004                            $       10.000000    $       10.977655             69.607762
Small Cap Value Securities
     2004                            $       10.000000    $       12.033817          4,151.395348
Small Mid-Cap Growth
     2004                            $       10.000000    $       11.161049          5,643.027918
Growth Securities
     2004                            $       10.000000    $       11.111083          4,807.335883
US Government
     2004                            $       10.000000    $       10.186082         11,468.555480
Small Company
     2004                            $       10.000000    $       12.329515          7,221.697904
Mid-Cap Value
     2004                            $       10.000000    $       11.570158          5,463.890881
S&P MidCap 400 Index
     2004                            $       10.000000    $       10.987348         11,076.760730
Russell 2000 Small Cap Index
     2004                            $       10.000000    $       11.104124         12,470.442015
Equity Income
     2004                            $       10.000000    $       11.089028         10,897.881478
International Stock
     2004                            $       10.000000    $       10.917238          4,346.299708
New America Growth
     2004                            $       10.000000    $       10.487948          9,526.771696
Personal Strategy Balanced
     2004                            $       10.000000    $       10.907120         10,733.805335

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name
     ---------------------------------------------------------------------------
Address
        ------------------------------------------------------------------------
City, State, Zip
                 ---------------------------------------------------------------

[SIDE NOTE]

TEAR AT PERFORATION

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
ADDITIONAL CONTRACT PROVISIONS                                                1
     The Contract                                                             1
     Incontestability                                                         1
     Misstatement of Age or Sex                                               1
     Nonparticipation                                                         1
CALCULATION OF YIELDS AND TOTAL RETURNS                                       1
     Money Market Subaccount Yields                                           1
     Other Subaccount Yields                                                  2
     Average Annual Total Returns                                             3
     Other Total Returns                                                      3
     Effect of the Administrative Charge on Performance Data                  4
DISTRIBUTION OF THE CONTRACT                                                  4
LEGAL MATTERS                                                                 5
EXPERTS                                                                       5
OTHER INFORMATION                                                             5
FINANCIAL STATEMENTS                                                          5


                                     SAI-TOC

                       STATEMENT OF ADDITIONAL INFORMATION

                    COUNTRY INVESTORS LIFE ASSURANCE COMPANY

            Home Office                     Variable Product Service Center
     1711 G.E. Road, PO Box 2000                    PO Box 9239
   Bloomington, Illinois, 61702-2000          Des Moines, Iowa 50306
                                                  1-888-349-4658

                   COUNTRY INVESTORS VARIABLE ANNUITY ACCOUNT

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                    CONTRACT


This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by COUNTRY Investors Life Assurance Company (the "Company"). This Statement of Additional Information is not a Prospectus and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number as shown above.


                                   May 1, 2005

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
ADDITIONAL CONTRACT PROVISIONS                                                1
     The Contract                                                             1
     Incontestability                                                         1
     Misstatement of Age or Sex                                               1
     Nonparticipation                                                         1
CALCULATION OF YIELDS AND TOTAL RETURNS                                       1
     Money Market Subaccount Yields                                           1
     Other Subaccount Yields                                                  2
     Average Annual Total Returns                                             3
     Other Total Returns                                                      3
     Effect of the Administrative Fee On Performance Data                     4
DISTRIBUTION OF THE CONTRACTS                                                 4
LEGAL MATTERS                                                                 5
EXPERTS                                                                       5
OTHER INFORMATION                                                             5
FINANCIAL STATEMENTS                                                          5

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

     We will not contest the Contract from its Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

NON-PARTICIPATION

     The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS


     The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SECor be accompanied by performance data computed in such manner.


MONEY MARKET SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

     The net change in account value reflects:


     - net income from the Investment Option attributable to the hypothetical account, and


     - charges and deductions imposed under the Contract attributable to the hypothetical account.

     The charges and deductions include per unit charges for the hypothetical account for:


     -    the annual administrative charge, and


     -    the mortality and expense risk charge.

     For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below:


          Current Yield = ((NCS - ES)/UV) X (365/7)

          Where:


          NCS = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.


          ES = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV  = the unit value for the first day of the seven-day period.

          Effective Yield = (1 + ((NCS - ES)/UV))(TO THE POWER OF 365/7) - 1

          Where:


          NCS = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.


          ES = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV  = the unit value for the first day of the seven-day period.

     The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract. The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

          -    changes in interest rates on money market securities,

          -    the average portfolio maturity of the Money Market Investment
               Option,

          - the quality of portfolio securities held by this Investment Option, and

          -    the operating expenses of the Money Market Investment Option.

     Yields may also be presented for other periods of time.

OTHER SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.


     The yield is calculated according to the SEC formula set forth below:

          Yield = 2 3 ((((NI - ES)/(U 3 UV)) + 1)(TO THE POWER OF 6) - 1)

          Where:

          NI    = net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

          ES    = expenses of the Subaccount for the 30-day or one-month period.

          U     = the average daily number of accumulation units outstanding during the period.


          UV    = the unit value at the close of the last day in the 30-day or one-month period.

     The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

     The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

     The surrender charge is not considered in the yield calculation.

AVERAGE ANNUAL TOTAL RETURNS


     Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten-year periods. Average annual total returns may also be disclosed for other periods of time.


     Adjusted average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.


     For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:


          TR = (ERV/P)(TO THE POWER OF 1/N) - 1

          Where:


          TR = the average annual total return net of Subaccount recurring charges.


          ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

          P   = a hypothetical initial payment of $1,000.

          N   = the number of years in the period.

     INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

     The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

OTHER TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

          CTR = (ERV/P) - 1

          Where:


          CTR = The cumulative total return net of Subaccount recurring charges for the period.


          ERV = The ending redeemable value of the hypothetical investment at the end of the period.

          P   = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

     We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date. (This charge is guaranteed not to exceed $45) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS


     Our affiliate COUNTRY Capital Management Company, ("COUNTRY Capital") is responsible for distributing the Contracts pursuant to a distribution agreement with us. COUNTRY Capital located at 1705 N. Towanda Avenue, Bloomington, Illinois 61702 serves as principal underwriter for the Contracts. COUNTRY Capital, an Illinois company organized in 1981, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. COUNTRY Capital is a member of the Securities Investor Protection Corporation.


     We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

     COUNTRY Capital may sell the Contract through its registered representatives, who must be appointed by the Company as insurance agents. COUNTRY Capital also may enter into selling agreements with other broker-dealers and compensate those broker-dealers up to the amount disclosed in the Prospectus for their services.

     COUNTRY Capital passes through commissions it receives except in the infrequent event of a Contract unassigned to a registered representative and does not retain any override as distributor for the Contracts. However, under the distribution agreement with COUNTRY Capital, COUNTRY Capital is reimbursed by us for the following sales expenses: supervisor and registered representative compensation; registered representative training allowances; advertising expenses; and all other expenses of distributing the Contracts.

LEGAL MATTERS

     All matters relating to Illinois law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Paul M. Harmon, Esquire, General Counsel and Secretary of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS


     The statutory-basis financial statements of COUNTRY Investors Life Assurance Company as of December 31, 2004 and 2003 and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for the years then ended appearing in this Registration Statement have been audited by Ernst & Young LLP, an independent registered public accounting firm, Sears Tower, 233 S. Wacker Drive, Chicago, Illinois 60606, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in this Registration Statement.


OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The Company's financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
COUNTRY Investors Life Assurance Company

We have audited the accompanying statements of assets and liabilities of COUNTRY Investors Variable Annuity Account, comprising the Ultra, Vista, Balanced, Bond, COUNTRY Growth, Short-Term Bond, Appreciation, Developing Leaders, Disciplined Stock, Dreyfus Growth & Income, International Equity, Blue Chip, High Grade Bond, Managed, Money Market, Strategic Yield, Contrafund, Growth, Fidelity Growth & Income, Index 500, Mid-Cap, Overseas, Franklin Real Estate, Franklin Small Cap, Franklin Small Cap Value Securities, Franklin U.S. Government, Mutual Shares Securities, Templeton Growth Securities, Mid-Cap Value, Small Company, Russell 2000 Small Cap Index, S&P MidCap 400 Index, Equity Income, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2004, and the related statements of operations and changes in net assets for the period disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the COUNTRY Investors Variable Annuity Account at December 31, 2004, and the results of their operations and changes in their net assets for the period described above in conformity with U.S. generally accepted accounting principles.

                                                         /s/ ERNST & YOUNG LLP
Des Moines, Iowa
March 18, 2005

                   COUNTRY INVESTORS VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

                                                            AMERICAN CENTURY
                                                        VARIABLE PORTFOLIOS, INC.
                                                     -------------------------------
                                                         ULTRA            VISTA
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
ASSETS
Investments in shares of mutual funds, at market     $       31,707   $           99

LIABILITIES                                                       -                -
                                                     -------------------------------
Net assets                                           $       31,707   $           99
                                                     ===============================

NET ASSETS
Accumulation units                                   $       31,707   $           99
                                                     -------------------------------
Total net assets                                     $       31,707   $           99
                                                     ===============================

Investments in shares of mutual funds, at cost       $       29,307   $           97
Shares of mutual fund owned                                3,120.81             7.41

Accumulation units outstanding                             3,025.10             9.70
Accumulation unit value                              $        10.48   $        10.24

SEE ACCOMPANYING NOTES.

                                                                                                                          DREYFUS
                                                                                                                         VARIABLE
                                                                                                                        INVESTMENT
                                                                       COUNTRY MUTUAL FUNDS TRUST                          FUND
                                                     ---------------------------------------------------------------  --------------
                                                                                         COUNTRY        SHORT-TERM
                                                        BALANCED          BOND            GROWTH           BOND        APPRECIATION
                                                       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ---------------------------------------------------------------  --------------
ASSETS
Investments in shares of mutual funds, at market     $       73,447  $      185,208   $      303,512  $       46,451  $       62,291

LIABILITIES                                                       -               -                -               -               -
                                                     ---------------------------------------------------------------  --------------
Net assets                                           $       73,447  $      185,208   $      303,512  $       46,451  $       62,291
                                                     ===============================================================  ==============

NET ASSETS
Accumulation units                                   $       73,447  $      185,208   $      303,512  $       46,451  $       62,291
                                                     ---------------------------------------------------------------  --------------
Total net assets                                     $       73,447  $      185,208   $      303,512  $       46,451  $       62,291
                                                     ===============================================================  ==============

Investments in shares of mutual funds, at cost       $       71,274  $      185,314   $      289,535  $       46,514  $       60,179
Shares of mutual fund owned                                6,819.59       18,465.41        27,123.49        4,677.82        1,751.73

Accumulation units outstanding                             7,103.46       18,229.53        29,183.28        4,651.94        6,147.94
Accumulation unit value                              $        10.34  $        10.16   $        10.40  $         9.99  $        10.13

                                                            DREYFUS VARIABLE
                                                             INVESTMENT FUND
                                                     -------------------------------
                                                       DEVELOPING      DISCIPLINED
                                                        LEADERS           STOCK
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
ASSETS
Investments in shares of mutual funds, at market     $       93,491   $       69,274

LIABILITIES                                                       -                -
                                                     -------------------------------
Net assets                                           $       93,491   $       69,274
                                                     ===============================

NET ASSETS
Accumulation units                                   $       93,491   $       69,274
                                                     -------------------------------
Total net assets                                     $       93,491   $       69,274
                                                     ===============================

Investments in shares of mutual funds, at cost       $       87,063   $       66,627
Shares of mutual fund owned                                2,250.08         3,309.79

Accumulation units outstanding                             9,077.42         6,731.64
Accumulation unit value                              $        10.30   $        10.29

SEE ACCOMPANYING NOTES.

                                                           DREYFUS VARIABLE                   EQUITRUST VARIABLE INSURANCE
                                                            INVESTMENT FUND                            SERIES FUND
                                                    ------------------------------  ------------------------------------------------
                                                       DREYFUS
                                                       GROWTH &      INTERNATIONAL                     HIGH GRADE
                                                        INCOME          EQUITY        BLUE CHIP           BOND           MANAGED
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                    ------------------------------  ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $       61,162  $       54,817  $      105,762   $      153,748   $       31,996

LIABILITIES                                                      -               -               -                -                -
                                                    ------------------------------  ------------------------------------------------
Net assets                                          $       61,162  $       54,817  $      105,762   $      153,748   $       31,996
                                                    ==============================  ================================================

NET ASSETS
Accumulation units                                  $       61,162  $       54,817  $      105,762   $      153,748   $       31,996
                                                    ------------------------------  ------------------------------------------------
Total net assets                                    $       61,162  $       54,817  $      105,762   $      153,748   $       31,996
                                                    ==============================  ================================================

Investments in shares of mutual funds, at cost      $       57,058  $       47,979  $       98,898   $      152,860   $       29,590
Shares of mutual fund owned                               2,858.02        3,817.35        3,007.17        14,811.90         2,041.88

Accumulation units outstanding                            5,673.71        4,564.33       10,298.98        15,029.85         3,047.44
Accumulation unit value                             $        10.78  $        12.01  $        10.27   $        10.23   $        10.50

                                                           EQUITRUST VARIABLE
                                                          INSURANCE SERIES FUND
                                                     --------------------------------
                                                      MONEY MARKET    STRATEGIC YIELD
                                                       SUBACCOUNT       SUBACCOUNT
                                                     --------------------------------
ASSETS
Investments in shares of mutual funds, at market     $       60,034   $       130,368

LIABILITIES                                                       -                 -
                                                     --------------------------------
Net assets                                           $       60,034   $       130,368
                                                     ================================

NET ASSETS
Accumulation units                                   $       60,034   $       130,368
                                                     --------------------------------
Total net assets                                     $       60,034   $       130,368
                                                     ================================

Investments in shares of mutual funds, at cost       $       60,034   $       128,452
Shares of mutual fund owned                               60,033.98         13,913.35

Accumulation units outstanding                             6,028.32         12,327.10
Accumulation unit value                              $         9.96   $         10.58

SEE ACCOMPANYING NOTES.

                                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                    --------------------------------------------------------------------------------
                                                                                        FIDELITY
                                                                                        GROWTH &
                                                      CONTRAFUND        GROWTH           INCOME         INDEX 500        MID-CAP
                                                      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                    --------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $      200,941  $      143,598   $       53,105   $      278,418  $      210,637

LIABILITIES                                                      -               -                -                -               -
                                                    --------------------------------------------------------------------------------
Net assets                                          $      200,941  $      143,598   $       53,105   $      278,418  $      210,637
                                                    ================================================================================

NET ASSETS
Accumulation units                                  $      200,941  $      143,598   $       53,105   $      278,418  $      210,637
                                                    --------------------------------------------------------------------------------
Total net assets                                    $      200,941  $      143,598   $       53,105   $      278,418  $      210,637
                                                    ================================================================================

Investments in shares of mutual funds, at cost      $      183,443  $      137,850   $       49,847   $      256,875  $      178,618
Shares of mutual fund owned                               7,548.50        4,486.05         3,817.79         2,021.19        7,049.44

Accumulation units outstanding                           17,938.31       14,702.03         5,169.83        26,173.91       17,655.81
Accumulation unit value                             $        11.20  $         9.77   $        10.27   $        10.64  $        11.93

                                                        FIDELITY          FRANKLIN
                                                        VARIABLE          TEMPLETON
                                                        INSURANCE         VARIABLE
                                                        PRODUCTS          INSURANCE
                                                          FUNDS        PRODUCTS TRUST
                                                     --------------   -----------------
                                                        OVERSEAS        FRANKLIN REAL
                                                       SUBACCOUNT     ESTATE SUBACCOUNT
                                                     --------------   -----------------
ASSETS
Investments in shares of mutual funds, at market     $       63,542   $          98,180

LIABILITIES                                                       -                   -
                                                     --------------   -----------------
Net assets                                           $       63,542   $          98,180
                                                     ==============   =================

NET ASSETS
Accumulation units                                   $       63,542   $          98,180
                                                     --------------   -----------------
Total net assets                                     $       63,542   $          98,180
                                                     ==============   =================

Investments in shares of mutual funds, at cost       $       57,012   $          85,872
Shares of mutual fund owned                                3,626.84            3,220.08

Accumulation units outstanding                             5,812.83            7,955.56
Accumulation unit value                              $        10.93   $           12.34

SEE ACCOMPANYING NOTES.

                                                                   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                     -------------------------------------------------------------------------------
                                                                     FRANKLIN SMALL                                     TEMPLETON
                                                     FRANKLIN SMALL    CAP VALUE     FRANKLIN U.S.    MUTUAL SHARES       GROWTH
                                                          CAP          SECURITIES      GOVERNMENT       SECURITIES      SECURITIES
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                     -------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market     $       62,982  $       49,957  $      116,820   $          764  $       53,415

LIABILITIES                                                       -               -               -                -               -
                                                     -------------------------------------------------------------------------------
Net assets                                           $       62,982  $       49,957  $      116,820   $          764  $       53,415
                                                     ===============================================================================

NET ASSETS
Accumulation units                                   $       62,982  $       49,957  $      116,820   $          764  $       53,415
                                                     -------------------------------------------------------------------------------
Total net assets                                     $       62,982  $       49,957  $      116,820   $          764  $       53,415
                                                     ===============================================================================

Investments in shares of mutual funds, at cost       $       57,453  $       43,995  $      116,996   $          707  $       48,102
Shares of mutual fund owned                                3,241.49        3,192.15        9,098.10            45.92        4,163.27

Accumulation units outstanding                             5,643.03        4,151.40       11,468.56            69.61        4,807.34
Accumulation unit value                              $        11.16  $        12.03  $        10.19   $        10.98  $        11.11

                                                      J.P. MORGAN
                                                         SERIES
                                                        TRUST II
                                                     --------------
                                                        MID-CAP
                                                         VALUE
                                                       SUBACCOUNT
                                                     --------------
ASSETS
Investments in shares of mutual funds, at market     $       63,218

LIABILITIES                                                       -
                                                     --------------
Net assets                                           $       63,218
                                                     ==============

NET ASSETS
Accumulation units                                   $       63,218
                                                     --------------
Total net assets                                     $       63,218
                                                     ==============

Investments in shares of mutual funds, at cost       $       56,162
Shares of mutual fund owned                                2,438.97

Accumulation units outstanding                             5,463.89
Accumulation unit value                              $        11.57

                                                                          SUMMIT
                                                                          MUTUAL
                                                      J. P. MORGAN     FUNDS, INC. -
                                                         SERIES          PINNACLE
                                                        TRUST II          SERIES
                                                     --------------   --------------
                                                                       RUSSELL 2000
                                                         SMALL          SMALL CAP
                                                        COMPANY           INDEX
                                                       SUBACCOUNT       SUBACCOUNT
                                                     --------------   --------------
ASSETS
Investments in shares of mutual funds, at market     $       89,040   $      138,473

LIABILITIES                                                       -                -
                                                     --------------   --------------
Net assets                                           $       89,040   $      138,473
                                                     ==============   ==============

NET ASSETS
Accumulation units                                   $       89,040   $      138,473
                                                     --------------   --------------
Total net assets                                     $       89,040   $      138,473
                                                     ==============   ==============

Investments in shares of mutual funds, at cost       $       76,389   $      121,678
Shares of mutual fund owned                                4,979.87         2,166.35

Accumulation units outstanding                             7,221.70        12,470.44
Accumulation unit value                              $        12.33   $        11.10

SEE ACCOMPANYING NOTES.

                                                         SUMMIT
                                                         MUTUAL
                                                      FUNDS, INC. -                                                  T. ROWE PRICE
                                                        PINNACLE                                                     INTERNATIONAL
                                                         SERIES             T. ROWE PRICE EQUITY SERIES, INC.         SERIES, INC.
                                                     --------------  ---------------------------------------------  ----------------
                                                                                                        PERSONAL
                                                       S&P MIDCAP        EQUITY        NEW AMERICA      STRATEGY
                                                       400 INDEX         INCOME          GROWTH         BALANCED     INTERNATIONAL
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   STOCK SUBACCOUNT
                                                     --------------  ---------------------------------------------  ----------------
ASSETS
Investments in shares of mutual funds, at market     $      121,704  $      120,847  $       99,916  $     117,075  $         47,450

LIABILITIES                                                       -               -               -              -                 -
                                                     --------------  ---------------------------------------------  ----------------
Net assets                                           $      121,704  $      120,847  $       99,916  $     117,075  $         47,450
                                                     ==============  =============================================  ================

NET ASSETS
Accumulation units                                   $      121,704  $      120,847  $       99,916  $     117,075  $         47,450
                                                     --------------  ---------------------------------------------  ----------------
Total net assets                                     $      121,704  $      120,847  $       99,916  $     117,075  $         47,450
                                                     ==============  =============================================  ================

Investments in shares of mutual funds, at cost       $      108,700  $      113,645  $       92,509  $     110,044  $         43,586
Shares of mutual fund owned                                2,003.03        5,409.44        5,137.08       6,592.06          3,530.48

Accumulation units outstanding                            11,076.76       10,897.88        9,526.77      10,733.81          4,346.30
Accumulation unit value                              $        10.99  $        11.09  $        10.49  $       10.91  $          10.92

                            STATEMENTS OF OPERATIONS

                  YEAR ENDED DECEMBER 31, 2004, EXCEPT AS NOTED

                                                            AMERICAN CENTURY
                                                        VARIABLE PORFOLIOS, INC.
                                                     -------------------------------
                                                         ULTRA            VISTA
                                                       SUBACCOUNT     SUBACCOUNT (1)
                                                     -------------------------------
Income:
  Dividends                                          $            -   $            -
Expenses:
  Mortality and expense risk                                   (175)               -
                                                     -------------------------------
Net investment income (loss)                                   (175)               -

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                   (38)               -
  Realized gain distributions                                     -                -
                                                     -------------------------------
Total realized gain (loss) on investments                       (38)               -

Change in unrealized appreciation/depreciation of
  investments                                                 2,400                2
                                                     -------------------------------
Net increase (decrease) in net assets from
  operations                                         $        2,187   $            2
                                                     ===============================

(1)  Period from May 1, 2004 (date operations commenced) through December 31,
     2004.

SEE ACCOMPANYING NOTES.

                                                                                                                         DREYFUS
                                                                                                                        VARIABLE
                                                                                                                       INVESTMENT
                                                                       COUNTRY MUTUAL FUNDS TRUST                         FUND
                                                     --------------------------------------------------------------  --------------
                                                                                         COUNTRY       SHORT-TERM
                                                        BALANCED          BOND           GROWTH           BOND        APPRECIATION
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     --------------------------------------------------------------  --------------
Income:
  Dividends                                          $          988  $        2,227  $        2,497  $          498  $          960
Expenses:
  Mortality and expense risk                                   (520)           (729)         (1,417)           (225)           (182)
                                                     --------------------------------------------------------------  --------------
Net investment income (loss)                                    468           1,498           1,080             273             778

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                   (17)           (311)           (300)           (146)             (1)
  Realized gain distributions                                   595              99           2,571               -               -
                                                     --------------------------------------------------------------  --------------
Total realized gain (loss) on investments                       578            (212)          2,271            (146)             (1)

Change in unrealized appreciation/depreciation of
  investments                                                 2,173            (106)         13,977             (63)          2,112
                                                     --------------------------------------------------------------  --------------
Net increase (decrease) in net assets from
  operations                                         $        3,219  $        1,180  $       17,328  $           64  $        2,889
                                                     ==============================================================  ==============

                                                            DREYFUS VARIABLE
                                                             INVESTMENT FUND
                                                     -------------------------------
                                                       DEVELOPING      DISCIPLINED
                                                        LEADERS           STOCK
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
Income:
  Dividends                                          $          177   $          897
Expenses:
  Mortality and expense risk                                   (617)            (266)
                                                     -------------------------------
Net investment income (loss)                                   (440)             631

Realized gain (loss) on investments:

  Realized gain (loss) on sale of fund shares                   (55)              (3)
  Realized gain distributions                                     -                -
                                                     -------------------------------
Total realized gain (loss) on investments                       (55)              (3)

Change in unrealized appreciation/depreciation of
  investments                                                 6,428            2,647
                                                     -------------------------------
Net increase (decrease) in net assets from
  operations                                         $        5,933   $        3,275
                                                     ===============================

SEE ACCOMPANYING NOTES.

                                                            DREYFUS VARIABLE                       EQUITRUST VARIABLE
                                                             INVESTMENT FUND                      INSURANCE SERIES FUND
                                                     ------------------------------  ----------------------------------------------
                                                        DREYFUS
                                                        GROWTH &     INTERNATIONAL                     HIGH GRADE
                                                        INCOME           EQUITY        BLUE CHIP          BOND           MANAGED
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------------------------  ----------------------------------------------
Income:
  Dividends                                          $          522  $        1,648  $            -  $        3,547  $            -
Expenses:
  Mortality and expense risk                                   (316)           (295)           (628)           (972)           (194)
                                                     ------------------------------  ----------------------------------------------
Net investment income (loss)                                    206           1,353            (628)          2,575            (194)

Realized gain (loss) on investments:

  Realized gain (loss) on sale of fund shares                    (9)             53             (62)           (375)             15
  Realized gain distributions                                     -               -               -               -               -
                                                     ------------------------------  ----------------------------------------------
Total realized gain (loss) on investments                        (9)             53             (62)           (375)             15

Change in unrealized appreciation/depreciation of
  investments                                                 4,104           6,838           6,864             888           2,406
                                                     ------------------------------  ----------------------------------------------
Net increase (decrease) in net assets from
  operations                                         $        4,301  $        8,244  $        6,174  $        3,088  $        2,227
                                                     ==============================  ==============================================

                                                           EQUITRUST VARIABLE
                                                          INSURANCE SERIES FUND
                                                     --------------------------------
                                                      MONEY MARKET    STRATEGIC YIELD
                                                       SUBACCOUNT       SUBACCOUNT
                                                     --------------------------------
Income:
  Dividends                                          $          672   $         4,936
Expenses:
  Mortality and expense risk                                 (1,099)           (1,004)
                                                     --------------------------------
Net investment income (loss)                                   (427)            3,932

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                     -               (66)
  Realized gain distributions                                     -                 -
                                                     --------------------------------
Total realized gain (loss) on investments                         -               (66)

Change in unrealized appreciation/depreciation of
  investments                                                     -             1,916
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                         $         (427)  $         5,782
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                     -------------------------------------------------------------------------------
                                                                                        FIDELITY
                                                                                        GROWTH &
                                                       CONTRAFUND        GROWTH          INCOME        INDEX 500        MID-CAP
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     -------------------------------------------------------------------------------
Income:
  Dividends                                          $           11  $           18  $           67  $           16  $            -
Expenses:
  Mortality and expense risk                                 (1,014)         (1,049)           (282)         (1,669)         (1,112)
                                                     -------------------------------------------------------------------------------
Net investment income (loss)                                 (1,003)         (1,031)           (215)         (1,653)         (1,112)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                    51            (313)           (266)           (139)             96
  Realized gain distributions                                     -               -               -               -               -
                                                     -------------------------------------------------------------------------------
Total realized gain (loss) on investments                        51            (313)           (266)           (139)             96

Change in unrealized appreciation/depreciation of
  investments                                                17,498           5,748           3,258          21,543          32,019
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                         $       16,546  $        4,404  $        2,777  $       19,751  $       31,003
                                                     ===============================================================================

                                                                         FRANKLIN
                                                        FIDELITY         TEMPLETON
                                                        VARIABLE         VARIABLE
                                                        INSURANCE        INSURANCE
                                                        PRODUCTS         PRODUCTS
                                                          FUNDS            TRUST
                                                     --------------   --------------
                                                                      FRANKLIN REAL
                                                        OVERSEAS          ESTATE
                                                       SUBACCOUNT       SUBACCOUNT
                                                     --------------   --------------
Income:
  Dividends                                          $            1   $          320
Expenses:
  Mortality and expense risk                                   (424)            (371)
                                                     --------------   --------------
Net investment income (loss)                                   (423)             (51)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                   (11)              12
  Realized gain distributions                                     -               24
                                                     --------------   --------------
Total realized gain (loss) on investments                       (11)              36

Change in unrealized appreciation/depreciation of
  investments                                                 6,530           12,308
                                                     --------------   --------------
Net increase (decrease) in net assets from
  operations                                         $        6,096   $       12,293
                                                     ==============   ==============

SEE ACCOMPANYING NOTES.

                                                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                     ------------------------------------------------------------------------------
                                                                     FRANKLIN SMALL                                    TEMPLETON
                                                     FRANKLIN SMALL    CAP VALUE      FRANKLIN U.S.  MUTUAL SHARES       GROWTH
                                                          CAP          SECURITIES      GOVERNMENT      SECURITIES      SECURITIES
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------------------------------------------------------------------------
Income:
  Dividends                                          $            -  $           19  $        1,351  $            2  $          235
Expenses:
  Mortality and expense risk                                   (274)           (239)           (416)             (3)           (262)
                                                     ------------------------------------------------------------------------------
Net investment income (loss)                                   (274)           (220)            935              (1)            (27)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                    10              24            (156)              -               2
  Realized gain distributions                                     -               -               -               -               -
                                                     ------------------------------------------------------------------------------
Total realized gain (loss) on investments                        10              24            (156)              -               2

Change in unrealized appreciation/depreciation of
  investments                                                 5,529           5,962            (176)             57           5,313
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                         $        5,265  $        5,766  $          603  $           56  $        5,288
                                                     ==============================================================================

                                                      J. P. MORGAN
                                                     SERIES TRUST II
                                                     ---------------
                                                      MID-CAP VALUE
                                                       SUBACCOUNT
                                                     ---------------
Income:
  Dividends                                          $            44
Expenses:
  Mortality and expense risk                                    (357)
                                                     ---------------
Net investment income (loss)                                    (313)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                     32
  Realized gain distributions                                     76
                                                     ---------------
Total realized gain (loss) on investments                        108

Change in unrealized appreciation/depreciation of
  investments                                                  7,056
                                                     ---------------
Net increase (decrease) in net assets from
  operations                                         $         6,851
                                                     ===============

                                                                           SUMMIT
                                                                           MUTUAL
                                                                        FUNDS, INC. -
                                                      J. P. MORGAN        PINNACLE
                                                     SERIES TRUST II       SERIES
                                                     ---------------   --------------
                                                                        RUSSELL 2000
                                                                         SMALL CAP
                                                      SMALL COMPANY        INDEX
                                                       SUBACCOUNT        SUBACCOUNT
                                                     ---------------   --------------
Income:
  Dividends                                          $             -   $           10
Expenses:
  Mortality and expense risk                                    (355)            (826)
                                                     ---------------   --------------
Net investment income (loss)                                    (355)            (816)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                     74               58
  Realized gain distributions                                      -                -
                                                     ---------------   --------------
Total realized gain (loss) on investments                         74               58

Change in unrealized appreciation/depreciation of
  investments                                                 12,651           16,795
                                                     ---------------   --------------
Net increase (decrease) in net assets from
  operations                                         $        12,370   $       16,037
                                                     ===============   ==============

SEE ACCOMPANYING NOTES.

                                                         SUMMIT
                                                         MUTUAL
                                                      FUNDS, INC. -                                                  T. ROWE PRICE
                                                        PINNACLE                                                     INTERNATIONAL
                                                         SERIES             T. ROWE PRICE EQUITY SERIES, INC.         SERIES, INC.
                                                     --------------  ----------------------------------------------  --------------
                                                                                                        PERSONAL
                                                       S&P MIDCAP                     NEW AMERICA       STRATEGY     INTERNATIONAL
                                                       400 INDEX      EQUITY INCOME      GROWTH         BALANCED         STOCK
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     --------------------------------------------------------------  --------------
Income:
  Dividends                                          $            4  $        1,125  $           51  $        1,354  $          412
Expenses:
  Mortality and expense risk                                   (641)           (638)           (399)           (609)           (252)
                                                     --------------------------------------------------------------  --------------
Net investment income (loss)                                   (637)            487            (348)            745             160

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                    23              16              12             (28)              1
  Realized gain distributions                                     -           2,047               -             456               -
                                                     --------------------------------------------------------------  --------------
Total realized gain (loss) on investments                        23           2,063              12             428               1

Change in unrealized appreciation/depreciation of
  investments                                                13,004           7,202           7,407           7,031           3,864
                                                     --------------------------------------------------------------  --------------
Net increase (decrease) in net assets from
  operations                                         $       12,390  $        9,752  $        7,071  $        8,204  $        4,025
                                                     ==============================================================  ==============

                   COUNTRY INVESTORS VARIABLE ANNUITY ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                  YEAR ENDED DECEMBER 31, 2004, EXCEPT AS NOTED

                                                            AMERICAN CENTURY
                                                        VARIABLE PORTFOLIOS, INC.
                                                     -------------------------------
                                                         ULTRA            VISTA
                                                       SUBACCOUNT     SUBACCOUNT (1)
                                                     -------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (175)  $            -
  Net realized gain (loss) on investments                       (38)               -
  Change in unrealized appreciation/depreciation
    of investments                                            2,400                2
                                                     -------------------------------
Net increase (decrease) in net assets from
  operations                                                  2,187                2

Contract transactions:
  Transfers of net premiums                                  14,696                -
  Transfers of surrenders and death benefits                      -                -
  Transfers between subaccounts, including
    Declared Interest Option account                         14,824               97
                                                     -------------------------------
Net increase in net assets from contract
  transactions                                               29,520               97
                                                     -------------------------------
Total increase in net assets                                 31,707               99

Net assets at beginning of period                                 -                -
                                                     -------------------------------
Net assets at end of period                          $       31,707   $           99
                                                     ===============================

(1)  Period from May 1, 2004 (date operations commenced) through December 31,
     2004.

SEE ACCOMPANYING NOTES.

                                                                                                                         DREYFUS
                                                                                                                        VARIABLE
                                                                                                                       INVESTMENT
                                                                       COUNTRY MUTUAL FUNDS TRUST                         FUND
                                                     --------------------------------------------------------------  --------------
                                                                                        COUNTRY        SHORT-TERM
                                                        BALANCED          BOND           GROWTH           BOND        APPRECIATION
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     --------------------------------------------------------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          468  $        1,498  $        1,080  $          273  $          778
  Net realized gain (loss) on investments                       578            (212)          2,271            (146)             (1)
  Change in unrealized appreciation/depreciation
    of investments                                            2,173            (106)         13,977             (63)          2,112
                                                     --------------------------------------------------------------  --------------
Net increase (decrease) in net assets from
  operations                                                  3,219           1,180          17,328              64           2,889

Contract transactions:
  Transfers of net premiums                                  18,345         106,371         184,029          25,616          38,383
  Transfers of surrenders and death benefits                   (319)           (354)           (320)              -               -
  Transfers between subaccounts, including
    Declared Interest Option account                         52,202          78,011         102,475          20,771          21,019
                                                     --------------------------------------------------------------  --------------
Net increase in net assets from contract
  transactions                                               70,228         184,028         286,184          46,387          59,402
                                                     --------------------------------------------------------------  --------------
Total increase in net assets                                 73,447         185,208         303,512          46,451          62,291

Net assets at beginning of period                                 -               -               -               -               -
                                                     --------------------------------------------------------------  --------------
Net assets at end of period                          $       73,447  $      185,208  $      303,512  $       46,451  $       62,291
                                                     ==============================================================  ==============

                                                            DREYFUS VARIABLE
                                                             INVESTMENT FUND
                                                     -------------------------------
                                                       DEVELOPING       DISIPLINED
                                                        LEADERS           STOCK
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (440)  $          631
  Net realized gain (loss) on investments                       (55)              (3)
  Change in unrealized appreciation/depreciation
    of investments                                            6,428            2,647
                                                     -------------------------------
Net increase (decrease) in net assets from
  operations                                                  5,933            3,275

Contract transactions:
  Transfers of net premiums                                  32,602           30,421
  Transfers of surrenders and death benefits                   (510)               -
  Transfers between subaccounts, including
    Declared Interest Option account                         55,466           35,578
                                                     -------------------------------
Net increase in net assets from contract
  transactions                                               87,558           65,999
                                                     -------------------------------
Total increase in net assets                                 93,491           69,274

Net assets at beginning of period                                 -                -
                                                     -------------------------------
Net assets at end of period                          $       93,491   $       69,274
                                                     ===============================

SEE ACCOMPANYING NOTES.

                                                            DREYFUS VARIABLE                       EQUITRUST VARIABLE
                                                             INVESTMENT FUND                      INSURANCE SERIES FUND
                                                     ------------------------------  ----------------------------------------------
                                                        DREYFUS
                                                        GROWTH &      INTERNATIONAL                    HIGH GRADE
                                                         INCOME          EQUITY         BLUE CHIP         BOND          MANAGED
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------------------------  ----------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          206  $        1,353  $         (628) $        2,575  $         (194)
  Net realized gain (loss) on investments                        (9)             53             (62)           (375)             15
  Change in unrealized appreciation/depreciation
    of investments                                            4,104           6,838           6,864             888           2,406
                                                     ------------------------------  ----------------------------------------------
Net increase (decrease) in net assets from
  operations                                                  4,301           8,244           6,174           3,088           2,227

Contract transactions:
  Transfers of net premiums                                  21,588          23,549          31,311          38,741          21,085
  Transfers of surrenders and death benefits                      -            (411)         (3,269)         (1,459)           (326)
  Transfers between subaccounts, including
    Declared Interest Option account                         35,273          23,435          71,546         113,378           9,010
                                                     ------------------------------  ----------------------------------------------
Net increase in net assets from contract
  transactions                                               56,861          46,573          99,588         150,660          29,769
                                                     ------------------------------  ----------------------------------------------
Total increase in net assets                                 61,162          54,817         105,762         153,748          31,996

Net assets at beginning of period                                 -               -               -               -               -
                                                     ------------------------------  ----------------------------------------------
Net assets at end of period                          $       61,162  $       54,817  $      105,762  $      153,748  $       31,996
                                                     ==============================  ==============================================

                                                           EQUITRUST VARIABLE
                                                          INSURANCE SERIES FUND
                                                     --------------------------------
                                                      MONEY MARKET    STRATEGIC YIELD
                                                       SUBACCOUNT       SUBACCOUNT
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (427)  $         3,932
  Net realized gain (loss) on investments                         -               (66)
  Change in unrealized appreciation/depreciation
    of investments                                                -             1,916
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                                   (427)            5,782

Contract transactions:
  Transfers of net premiums                               2,316,406            41,764
  Transfers of surrenders and death benefits                      -            (1,934)
  Transfers between subaccounts, including
    Declared Interest Option account                     (2,255,945)           84,756
                                                     --------------------------------
Net increase in net assets from contract
  transactions                                               60,461           124,586
                                                     --------------------------------
Total increase in net assets                                 60,034           130,368

Net assets at beginning of period                                 -                 -
                                                     --------------------------------
Net assets at end of period                          $       60,034   $       130,368
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                     ------------------------------------------------------------------------------
                                                                                        FIDELITY
                                                                                        GROWTH &
                                                       CONTRAFUND        GROWTH          INCOME        INDEX 500        MID-CAP
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (1,003) $       (1,031) $         (215) $       (1,653) $       (1,112)
  Net realized gain (loss) on investments                        51            (313)           (266)           (139)             96
  Change in unrealized appreciation/depreciation
    of investments                                           17,498           5,748           3,258          21,543          32,019
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                 16,546           4,404           2,777          19,751          31,003

Contract transactions:
  Transfers of net premiums                                  98,695          57,425          26,963         109,360          96,544
  Transfers of surrenders and death benefits                      -            (793)              -          (1,108)           (541)
  Transfers between subaccounts, including
    Declared Interest Option account                         85,700          82,562          23,365         150,415          83,631
                                                     ------------------------------------------------------------------------------
Net increase in net assets from contract
  transactions                                              184,395         139,194          50,328         258,667         179,634
                                                     ------------------------------------------------------------------------------
Total increase in net assets                                200,941         143,598          53,105         278,418         210,637

Net assets at beginning of period                                 -               -               -               -               -
                                                     ------------------------------------------------------------------------------
Net assets at end of period                          $      200,941  $      143,598  $       53,105  $      278,418  $      210,637
                                                     ==============================================================================

                                                                         FRANKLIN
                                                        FIDELITY         TEMPLETON
                                                        VARIABLE         VARIABLE
                                                        INSURANCE        INSURANCE
                                                        PRODUCTS         PRODUCTS
                                                          FUNDS            TRUST
                                                     --------------   --------------
                                                                      FRANKLIN REAL
                                                        OVERSEAS          ESTATE
                                                       SUBACCOUNT       SUBACCOUNT
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (423)  $          (51)
  Net realized gain (loss) on investments                       (11)              36
  Change in unrealized appreciation/depreciation
    of investments                                            6,530           12,308
                                                     --------------   --------------
Net increase (decrease) in net assets from
  operations                                                  6,096           12,293

Contract transactions:
  Transfers of net premiums                                  12,779           19,331
  Transfers of surrenders and death benefits                      -             (174)
  Transfers between subaccounts, including
    Declared Interest Option account                         44,667           66,730
                                                     --------------   --------------
Net increase in net assets from contract
  transactions                                               57,446           85,887
                                                     --------------   --------------
Total increase in net assets                                 63,542           98,180

Net assets at beginning of period                                 -                -
                                                     --------------   --------------
Net assets at end of period                          $       63,542   $       98,180
                                                     ==============   ==============

SEE ACCOMPANYING NOTES.

                                                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                     ------------------------------------------------------------------------------
                                                                     FRANKLIN SMALL                                    TEMPLETON
                                                     FRANKLIN SMALL    CAP VALUE     FRANKLIN U.S.   MUTUAL SHARES       GROWTH
                                                          CAP          SECURITIES      GOVERNMENT      SECURITIES      SECURITIES
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (274) $         (220) $          935  $           (1) $          (27)
  Net realized gain (loss) on investments                        10              24            (156)              -               2
  Change in unrealized appreciation/depreciation
    of investments                                            5,529           5,962            (176)             57           5,313
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                  5,265           5,766             603              56           5,288

Contract transactions:
  Transfers of net premiums                                  32,858          29,963          50,474             291          22,682
  Transfers of surrenders and death benefits                      -               -            (549)              -               -
  Transfers between subaccounts, including
    Declared Interest Option account                         24,859          14,228          66,292             417          25,445
                                                     ------------------------------------------------------------------------------
Net increase in net assets from contract
  transactions                                               57,717          44,191         116,217             708          48,127
                                                     ------------------------------------------------------------------------------
Total increase in net assets                                 62,982          49,957         116,820             764          53,415

Net assets at beginning of period                                 -               -               -               -               -
                                                     ------------------------------------------------------------------------------
Net assets at end of period                          $       62,982  $       49,957  $      116,820  $          764  $       53,415
                                                     ==============================================================================

                                                              J. P. MORGAN
                                                             SERIES TRUST II
                                                     -------------------------------
                                                        MID-CAP           SMALL
                                                         VALUE           COMPANY
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (313)  $         (355)
  Net realized gain (loss) on investments                       108               74
  Change in unrealized appreciation/depreciation
    of investments                                            7,056           12,651
                                                     -------------------------------
Net increase (decrease) in net assets from
  operations                                                  6,851           12,370

Contract transactions:
  Transfers of net premiums                                  19,980           22,477
  Transfers of surrenders and death benefits                      -                -
  Transfers between subaccounts, including
    Declared Interest Option account                         36,387           54,193
                                                     -------------------------------
Net increase in net assets from contract
  transactions                                               56,367           76,670
                                                     -------------------------------
Total increase in net assets                                 63,218           89,040

Net assets at beginning of period                                 -                -
                                                     -------------------------------
Net assets at end of period                          $       63,218   $       89,040
                                                     ===============================

SEE ACCOMPANYING NOTES.

                                                          SUMMIT MUTUAL FUNDS,
                                                         INC. - PINNACLE SERIES             T. ROWE PRICE EQUITY SERIES, INC.
                                                     ------------------------------  ----------------------------------------------
                                                      RUSSELL 2000                                                      PERSONAL
                                                        SMALL CAP      S&P MIDCAP                     NEW AMERICA       STRATEGY
                                                          INDEX        400 INDEX     EQUITY INCOME       GROWTH         BALANCED
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------------------------  ----------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (816) $         (637) $          487  $         (348) $          745
  Net realized gain (loss) on investments                        58              23           2,063              12             428
  Change in unrealized appreciation/depreciation
    of investments                                           16,795          13,004           7,202           7,407           7,031
                                                     ------------------------------  ----------------------------------------------
Net increase (decrease) in net assets from
  operations                                                 16,037          12,390           9,752           7,071           8,204

Contract transactions:
  Transfers of net premiums                                  64,989          62,186          65,158          53,114          77,006
  Transfers of surrenders and death benefits                   (508)              -          (1,082)           (327)           (332)
  Transfers between subaccounts, including
    Declared Interest Option account                         57,955          47,128          47,019          40,058          32,197
                                                     ------------------------------  ----------------------------------------------
Net increase in net assets from contract
  transactions                                              122,436         109,314         111,095          92,845         108,871
                                                     ------------------------------  ----------------------------------------------
Total increase in net assets                                138,473         121,704         120,847          99,916         117,075

Net assets at beginning of period                                 -               -               -               -               -
                                                     ------------------------------  ----------------------------------------------
Net assets at end of period                          $      138,473  $      121,704  $      120,847  $       99,916  $      117,075
                                                     ===============================  =============================================

                                                        T. ROWE PRICE
                                                        INTERNATIONAL
                                                        SERIES, INC.
                                                     -------------------
                                                     INTERNATIONAL STOCK
                                                         SUBACCOUNT
                                                     -------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $               160
  Net realized gain (loss) on investments                              1
  Change in unrealized appreciation/depreciation
    of investments                                                 3,864
                                                     -------------------
Net increase (decrease) in net assets from
  operations                                                       4,025

Contract transactions:
  Transfers of net premiums                                       17,972
  Transfers of surrenders and death benefits                           -
  Transfers between subaccounts, including
    Declared Interest Option account                              25,453
                                                     -------------------
Net increase in net assets from contract
  transactions                                                    43,425
                                                     -------------------
Total increase in net assets                                      47,450

Net assets at beginning of period                                      -
                                                     -------------------
Net assets at end of period                          $            47,450
                                                     ===================

SEE ACCOMPANYING NOTES.

                   COUNTRY INVESTORS VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

COUNTRY Investors Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by COUNTRY Investors Life Assurance Company (the Company) in 2002, and exists in accordance with the rules and regulations of the Illinois Department of Financial and Professional Regulation - Division of Insurance. The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts which began to be issued by the Company on January 1, 2004.

At the direction of eligible contract owners, the Account invests in thirty-six investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

  SUBACCOUNT                                     INVESTS EXCLUSIVELY IN SHARES OF
  --------------------------------------------------------------------------------------------------------
                                                 American Century Variable Portfolios, Inc.:
  Ultra                                             VP Ultra(R) Fund
  Vista (1)                                         VP Vista(SM) Fund

                                                 COUNTRY Mutual Funds Trust:
  Balanced                                          COUNTRY VP Balanced Fund
  Bond                                              COUNTRY VP Bond Fund
  COUNTRY Growth                                    COUNTRY VP Growth Fund
  Short-Term Bond                                   COUNTRY VP Short-Term Bond Fund

                                                 Dreyfus Variable Investment Fund:
  Appreciation                                      VIF Appreciation Portfolio-Initial Class
  Developing Leaders                                VIF Developing Leaders Portfolio-Initial Class
  Disciplined Stock                                 VIF Disciplined Stock Portfolio-Initial Class
  Dreyfus Growth & Income                           VIF Growth and Income Portfolio-Initial Class
  International Equity                              VIF International Equity Portfolio-Initial Class

                                                 EquiTrust Variable Insurance Series Fund:
  Blue Chip                                         Blue Chip Portfolio
  High Grade Bond                                   High Grade Bond Portfolio
  Managed                                           Managed Portfolio
  Money Market                                      Money Market Portfolio
  Strategic Yield                                   Strategic Yield Portfolio

                                                 Fidelity Variable Insurance Products Funds:
  Contrafund                                        VIP Contrafund(R) Portfolio-Initial Class
  Growth                                            VIP Growth Portfolio-Initial Class

  SUBACCOUNT                                     INVESTS EXCLUSIVELY IN SHARES OF
  --------------------------------------------------------------------------------------------------------
                                                 Fidelity Variable Insurance Products Funds (continued):
  Fidelity Growth & Income                          VIP Growth & Income Portfolio-Initial Class
  Index 500                                         VIP Index 500 Portfolio-Initial Class
  Mid-Cap                                           VIP Mid Cap Portfolio-Service Class 2
  Overseas                                          VIP Overseas Portfolio-Initial Class

                                                 Franklin Templeton Variable Insurance Products Trust:
  Franklin Real Estate                                Franklin Real Estate Fund-Class 2
  Franklin Small Cap                                  Franklin Small Cap Fund-Class 2
  Franklin Small Cap Value Securities                 Franklin Small Cap Value Securities Fund-Class 2
  Franklin U.S. Government                            Franklin U.S. Government Fund-Class 2
  Mutual Shares Securities                            Mutual Shares Securities Fund-Class 2
  Templeton Growth Securities                         Templeton Growth Securities Fund-Class 2

                                                 J.P. Morgan Series Trust II:
  Mid-Cap Value                                     J.P. Morgan Mid Cap Value Portfolio
  Small Company                                     J.P. Morgan Small Company Portfolio

                                                 Summit Mutual Funds, Inc. - Pinnacle Series:
  Russell 2000 Small Cap Index                      Russell 2000 Small Cap Index Portfolio
  S&P MidCap 400 Index                              S&P MidCap 400 Index Portfolio

                                                 T. Rowe Price Equity Series, Inc.:
  Equity Income                                     Equity Income Portfolio
  New America Growth                                New America Growth Portfolio
  Personal Strategy Balanced                        Personal Strategy Balanced Portfolio

                                                 T. Rowe Price International Series, Inc.:
  International Stock                               International Stock Portfolio


  (1)  Commenced operations on May 1, 2004.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Eligible contract owners may also allocate funds to the Declared Interest Option
(DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CONTRACTS IN ANNUITIZATION PERIOD

Net assets allocated to contracts in the annuitization period (none at December 31, 2004) are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES

PAID TO THE COMPANY

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.20% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest account.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first seven contract years. The amount charged is 7% of the amount surrendered during the first three contract years and declines by 1% in each of the next three contract years and by 2% in the seventh year. No surrender charge is deducted on annual withdrawals up to 10% of the initial premium, if withdrawn in the first contract year, or of the accumulated value as of the most recent prior contract anniversary in subsequent years. After seven full contract years, no surrender charge is deducted.

TRANSFER CHARGE: A transfer charge of $10 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

PAID TO AFFILIATES

Investment advisory fees are paid indirectly to COUNTRY Trust Bank (the "Advisor"), as affiliate of the Company, which provides investment advisory services for the COUNTRY Mutual Funds Trust. The funds pay the Advisor at the following annual percentage rates of the average daily net assets of each fund:
Balanced Fund-0.75%; Bond Fund-0.75%; Growth Fund-0.75%; and Short-Term Bond Fund-0.50%. These fees are accrued daily and paid to the Advisor monthly.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the period ended December 31, 2004:

                                                                                  PROCEEDS
                                                                  COST OF           FROM
SUBACCOUNT                                                       PURCHASES         SALES
--------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
  Ultra                                                        $      35,179   $       5,834
  Vista                                                                   97               -

COUNTRY Mutual Funds Trust:
  Balanced                                                            73,394           2,103
  Bond                                                               199,118          13,493
  COUNTRY Growth                                                     298,072           8,237
  Short-Term Bond                                                     58,087          11,427

Dreyfus Variable Investment Fund:
  Appreciation                                                        61,095             915
  Developing Leaders                                                  88,793           1,675
  Disciplined Stock                                                   66,896             266
  Dreyfus Growth & Income                                             59,333           2,266
  International Equity                                                48,633             707

EquiTrust Variable Insurance Series Fund:
  Blue Chip                                                          102,858           3,898
  High Grade Bond                                                    171,889          18,654

                                                                                  PROCEEDS
                                                                  COST OF           FROM
SUBACCOUNT                                                       PURCHASES         SALES
--------------------------------------------------------------------------------------------
EquiTrust Variable Insurance Series Fund (continued):
  Managed                                                      $      30,095   $         520
  Money Market                                                     2,025,305       1,965,271
  Strategic Yield                                                    137,522           9,004

Fidelity Variable Insurance Products Funds:
  Contrafund                                                         185,722           2,330
  Growth                                                             142,068           3,905
  Fidelity Growth & Income                                            54,755           4,642
  Index 500                                                          275,388          18,374
  Mid-Cap                                                            180,753           2,231
  Overseas                                                            58,029           1,006

Franklin Templeton Variable Insurance Products Trust:
  Franklin Real Estate                                                86,995           1,135
  Franklin Small Cap                                                  57,716             273
  Franklin Small Cap Value Securities                                 44,210             239
  Franklin U.S. Government                                           125,409           8,257
  Mutual Shares Securities                                               710               3
  Templeton Growth Securities                                         48,933             833

J. P. Morgan Series Trust II:
  Mid-Cap Value                                                       57,136           1,006
  Small Company                                                       77,232             917

Summit Mutual Funds, Inc.-Pinnacle Series:
  Russell 2000 Small Cap Index                                       125,037           3,417
  S&P MidCap 400 Index                                               111,397           2,720

T. Rowe Price Equity Series, Inc.:
  Equity Income                                                      116,003           2,374
  New America Growth                                                  93,223             726
  Personal Strategy Balanced                                         112,887           2,815

T. Rowe Price International Series, Inc.:
  International Stock                                                 43,838             253

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the period ended December 31, 2004:

                                                                          PERIOD ENDED DECEMBER 31
                                                                                    2004
                                                               ---------------------------------------------
                                                                                                   NET
SUBACCOUNT                                                       PURCHASED        REDEEMED       INCREASE
------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
  Ultra                                                                3,610             585           3,025
  Vista                                                                   10               -              10

COUNTRY Mutual Funds Trust:
  Balanced                                                             7,261             158           7,103
  Bond                                                                19,518           1,288          18,230
  COUNTRY Growth                                                      29,891             708          29,183
  Short-Term Bond                                                      5,782           1,130           4,652

Dreyfus Variable Investment Fund:
  Appreciation                                                         6,222              74           6,148
  Developing Leaders                                                   9,190             113           9,077
  Disciplined Stock                                                    6,732               -           6,732
  Dreyfus Growth & Income                                              5,870             196           5,674
  International Equity                                                 4,602              38           4,564

EquiTrust Variable Insurance Series Fund:
  Blue Chip                                                           10,634             335          10,299
  High Grade Bond                                                     16,802           1,772          15,030
  Managed                                                              3,079              32           3,047
  Money Market                                                       202,990         196,962           6,028
  Strategic Yield                                                     13,114             787          12,327

Fidelity Variable Insurance Products Funds:
  Contrafund                                                          18,069             131          17,938
  Growth                                                              15,013             311          14,702
  Fidelity Growth & Income                                             5,626             456           5,170
  Index 500                                                           27,858           1,684          26,174
  Mid-Cap                                                             17,768             112          17,656
  Overseas                                                             5,870              57           5,813

                                                                          PERIOD ENDED DECEMBER 31
                                                                                    2004
                                                               ---------------------------------------------
                                                                                                   NET
SUBACCOUNT                                                       PURCHASED        REDEEMED       INCREASE
------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
  Franklin Real Estate                                                 8,034              78           7,956
  Franklin Small Cap                                                   5,643               -           5,643
  Franklin Small Cap Value Securities                                  4,151               -           4,151
  Franklin U.S. Government                                            12,255             786          11,469
  Mutual Shares Securities                                                70               -              70
  Templeton Growth Securities                                          4,864              57           4,807

J. P. Morgan Series Trust II
  Mid-Cap Value                                                        5,528              64           5,464
  Small Company                                                        7,276              54           7,222

Summit Mutual Funds, Inc.-Pinnacle Series:
  Russell 2000 Small Cap Index                                        12,724             254          12,470
  S&P MidCap 400 Index                                                11,282             205          11,077

T. Rowe Price Equity Series, Inc.:
  Equity Income                                                       11,071             173          10,898
  New America Growth                                                   9,559              32           9,527
  Personal Strategy Balanced                                          10,954             220          10,734

T. Rowe Price International Series, Inc.:
  International Stock                                                  4,346               -           4,346

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2004, and investment income ratios, expense ratios, and total return ratios for the period then ended:

                                                  AS OF DECEMBER 31
                                       ----------------------------------------   INVESTMENT
                                                         UNIT                       INCOME        EXPENSE        TOTAL
SUBACCOUNT                                UNITS          VALUE      NET ASSETS     RATIO (1)     RATIO (2)     RETURN (3)
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,
  Inc.:
  Ultra:
    2004                                      3,025  $      10.48  $     31,707             -%         1.20%          4.80%
  Vista:
    2004 (4)                                     10         10.24            99             -          1.20           2.40

COUNTRY Mutual Funds Trust:
  Balanced:
    2004                                      7,103         10.34        73,447          2.28          1.20           3.40
  Bond:
    2004                                     18,230         10.16       185,208          3.64          1.20           1.60
  COUNTRY Growth:
    2004                                     29,183         10.40       303,512          2.11          1.20           4.00
  Short-Term Bond:
    2004                                      4,652          9.99        46,451          2.65          1.20          (0.10)

Dreyfus Variable Investment Fund:
  Appreciation:
    2004                                      6,148         10.13        62,291          6.26          1.20           1.30
  Developing Leaders:
    2004                                      9,077         10.30        93,491          0.34          1.20           3.00
  Disciplined Stock:
    2004                                      6,732         10.29        69,274          4.03          1.20           2.90
  Dreyfus Growth & Income:
    2004                                      5,674         10.78        61,162          1.98          1.20           7.80
  International Equity:
    2004                                      4,564         12.01        54,817          6.64          1.20          20.10

EquiTrust Variable Insurance Series
  Fund:
  Blue Chip:
    2004                                     10,299         10.27       105,762             -          1.20           2.70
  High Grade Bond:
    2004                                     15,030         10.23       153,748          4.37          1.20           2.30

                                                  AS OF DECEMBER 31
                                       ----------------------------------------   INVESTMENT
                                                         UNIT                       INCOME        EXPENSE        TOTAL
SUBACCOUNT                                UNITS          VALUE      NET ASSETS     RATIO (1)     RATIO (2)     RETURN (3)
--------------------------------------------------------------------------------------------------------------------------
EquiTrust Variable Insurance Series
  Fund (continued):
  Managed:
    2004                                      3,047  $      10.50  $     31,996             -%         1.20%          5.00%
  Money Market:
    2004                                      6,028          9.96        60,034          0.73          1.20          (0.40)
  Strategic Yield:
    2004                                     12,327         10.58       130,368          5.89          1.20           5.80

Fidelity Variable Insurance Products
  Funds:
  Contrafund:
    2004                                     17,938         11.20       200,941          0.01          1.20          12.00
  Growth:
    2004                                     14,702          9.77       143,598          0.02          1.20          (2.30)
  Fidelity Growth & Income:
    2004                                      5,170         10.27        53,105          0.28          1.20           2.70
  Index 500:
    2004                                     26,174         10.64       278,418          0.01          1.20           6.40
  Mid-Cap:
    2004                                     17,656         11.93       210,637             -          1.20          19.30
  Overseas:
    2004                                      5,813         10.93        63,542             -          1.20           9.30

Franklin Templeton Variable Insurance
  Products Trust:
  Franklin Real Estate:
    2004                                      7,956         12.34        98,180          1.03          1.20          23.40
  Franklin Small Cap:
    2004                                      5,643         11.16        62,982             -          1.20          11.60
  Franklin Small Cap Value Securities:
    2004                                      4,151         12.03        49,957          0.10          1.20          20.30
  Franklin U.S. Government:
    2004                                     11,469         10.19       116,820          3.87          1.20           1.90
  Mutual Shares Securities:
    2004                                         70         10.98           764          0.70          1.20           9.80
  Templeton Growth Securities:
    2004                                      4,807         11.11        53,415          1.07          1.20          11.10

                                                  AS OF DECEMBER 31
                                       ----------------------------------------   INVESTMENT
                                                         UNIT                       INCOME        EXPENSE        TOTAL
SUBACCOUNT                                UNITS          VALUE      NET ASSETS     RATIO (1)     RATIO (2)     RETURN (3)
--------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Series Trust II:
  Mid-Cap Value:
    2004                                      5,464  $      11.57  $     63,218          0.15%         1.20%         15.70%
  Small Company:
    2004                                      7,222         12.33        89,040             -          1.20          23.30

Summit Mutual Funds, Inc.-Pinnacle
  Series:
  Russell 2000 Small Cap Index:
    2004                                     12,470         11.10       138,473          0.01          1.20          11.00
  S&P MidCap 400 Index:
    2004                                     11,077         10.99       121,704          0.01          1.20           9.90

T. Rowe Price Equity Series, Inc.:
  Equity Income:
    2004                                     10,898         11.09       120,847          2.10          1.20          10.90
  New America Growth:
    2004                                      9,527         10.49        99,916          0.15          1.20           4.90
  Personal Strategy Balanced:
    2004                                     10,734         10.91       117,075          2.66          1.20           9.10

T. Rowe Price International Series, Inc.:
  International Stock:
    2004                                      4,346         10.92        47,450          1.95          1.20           9.20

  (1) These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

  (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  (3) These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

  (4)  Subaccount commenced operations on May 1, 2004.

       Report of Independent Registered Public Accounting Firm

The Board of Directors
COUNTRY Investors Life Assurance Company

We have audited the accompanying statutory-basis balance sheets of COUNTRY Investors Life Assurance Company (the Company) (a wholly owned subsidiary of COUNTRY Life Insurance Company) as of December 31, 2004 and 2003, and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of COUNTRY Investors Life Assurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flow for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of COUNTRY Investors Life Assurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flow for the years then ended, in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance.

                                                               Ernst & Young LLP

April 1, 2005

                    COUNTRY Investors Life Assurance Company

                        Balance Sheets - Statutory Basis

                                                                             DECEMBER 31
                                                                           2004        2003
                                                                         ---------------------
                                                                            (IN THOUSANDS)
ADMITTED ASSETS
Cash and investments (NOTE 2):
  Bonds                                                                  $ 130,111   $ 113,911
  Short-term investments                                                     3,834      11,502
  Cash and cash equivalents                                                 (1,142)      6,327
  Receivable for security                                                      500           -
                                                                         ---------------------
                                                                           133,303     131,740
Accrued investment income                                                    1,428       1,467
Net deferred tax asset                                                          19           -
Due from affiliates                                                          6,777       3,461
Reinsurance receivable                                                       1,010           -
Separate account assets                                                      3,901           -
                                                                         ---------------------
                                                                         $ 146,438   $ 136,668
                                                                         =====================

LIABILITIES AND CAPITAL AND SURPLUS
Aggregate life reserves                                                  $     810   $       -
General liabilities and accrued expenses:
  Accrued expenses and other liabilities                                     4,621       3,668
  Due to affiliates                                                          3,613       1,261
  Net deferred tax liability                                                     -          52
                                                                         ---------------------
                                                                             9,044       4,981
Separate account liabilities                                                 3,901           -
                                                                         ---------------------
                                                                            12,945       4,981
Commitments and contingencies (NOTES 6, AND 7)

Capital and surplus (NOTE 5):
  Common stock - Par value $75 per share, authorized -
    200,000 shares, issued and outstanding - 40,000 shares
    (owned by COUNTRY Life Insurance Company)                                3,000       3,000
  Additional paid-in surplus                                                27,000      27,000
  Unassigned surplus                                                       103,493     101,687
                                                                         ---------------------
                                                                           133,493     131,687
                                                                         ---------------------
                                                                         $ 146,438   $ 136,668
                                                                         =====================

SEE ACCOMPANYING NOTES.

                    COUNTRY Investors Life Assurance Company

                     Statements of Income - Statutory Basis

                                                                 YEAR ENDED DECEMBER 31
                                                                   2004           2003
                                                               ---------------------------
                                                                     (IN THOUSANDS)
INCOME
Life insurance and annuity premium and other
  considerations, including commissions on reinsurance ceded   $     21,042   $     84,929
Net investment income (NOTE 2)                                        6,788         72,989
                                                               ---------------------------
Total income                                                         27,830        157,918

BENEFITS PAID OR PROVIDED
Life and annuity claims and benefits                                      -         55,534
Increase (decrease) in policy reserves                                  810     (1,079,318)
                                                               ---------------------------
                                                                        810     (1,023,784)
Cost of serving policyholders, administering insurance
  protection, and obtaining new insurance                            22,787         20,671
Settlement for intercompany reinsurance                                   -      1,121,059
                                                               ---------------------------
Total insurance expenses                                             23,597        117,946
                                                               ---------------------------
Income before income taxes and net realized losses                    4,233         39,972
Income tax expense (benefit) (NOTE 3)                                 1,377         (5,971)
                                                               ---------------------------
Income before net realized losses                                     2,856         45,943
Net realized losses (NOTE 2)                                              -         (5,441)
                                                               ---------------------------
Net income                                                     $      2,856   $     40,502
                                                               ===========================

SEE ACCOMPANYING NOTES.

                    COUNTRY Investors Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis

                                                                 YEAR ENDED DECEMBER 31
                                                                   2004           2003
                                                               ---------------------------
                                                                      (IN THOUSANDS)
Capital and surplus at beginning of year                       $    131,687   $     88,484

Net income                                                            2,856         40,502
Change in unrealized gains                                                -          2,340
Increase (decrease) in net deferred income taxes                        159         (7,564)
(Increase) decrease in asset valuation reserve                          (63)         1,550
(Increase) decrease in nonadmitted assets                            (1,146)         6,375
                                                               ---------------------------
Net increase                                                          1,806         43,203
                                                               ---------------------------
Capital and surplus at end of year                             $    133,493   $    131,687
                                                               ===========================

SEE ACCOMPANYING NOTES.

                    COUNTRY Investors Life Assurance Company

                    Statements of Cash Flow - Statutory Basis

                                                                      YEAR ENDED DECEMBER 31
                                                                      2004              2003
                                                                 --------------------------------
                                                                          (IN THOUSANDS)
OPERATIONS
Premiums and other considerations received                       $        1,741    $       74,375
Net investment income received                                            6,644            83,683
Insurance benefits paid                                                  (3,223)          (56,037)
General insurance expenses paid                                            (220)          (12,102)
Federal income taxes paid                                                     -            (2,890)
                                                                 --------------------------------
Net cash provided by operations                                           4,942            87,029

INVESTMENT ACTIVITIES
Sale, maturity, or repayment of investments                              29,096         1,430,107
Purchase of investments                                                 (45,618)         (363,695)
Net decrease in policy loans                                                  -            10,212
Other, net                                                                 (500)           (2,008)
                                                                 --------------------------------
Net cash provided by (used in) investment activities                    (17,022)        1,074,616

FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contract funds                                  48           (38,233)
Settlement for intercompany reinsurance                                       -        (1,149,552)
Other, net                                                               (3,105)           (3,183)
                                                                 --------------------------------
Net cash used in financing and miscellaneous
  activities                                                             (3,057)       (1,190,968)
                                                                 --------------------------------
Decrease in cash, cash equivalents, and short-term
  investments                                                           (15,137)          (29,323)
Cash, cash equivalents, and short-term investments
  at beginning of year                                                   17,829            47,152
                                                                 --------------------------------
Cash, cash equivalents, and short-term investments
  at end of year                                                 $        2,692    $       17,829
                                                                 ================================

SEE ACCOMPANYING NOTES.

                    COUNTRY Investors Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2004 and 2003

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

COUNTRY Investors Life Assurance Company (COUNTRY Investors or the Company) is an Illinois domiciled life/health insurance company that is a wholly owned subsidiary of COUNTRY Life Insurance Company (COUNTRY Life), which is a wholly owned subsidiary of the Illinois Agricultural Holding Co. (IAHC), which, in turn, is a subsidiary of the Illinois Agricultural Association (IAA).

COUNTRY Investors' primary business is the sale of interest-sensitive life insurance and annuity products through approximately 1,900 agents. Life insurance premiums represent approximately 52% of total premium income, while annuity and supplementary contract premiums make up the remaining 48% of total premium income. Although COUNTRY Investors is licensed in 35 states, approximately 84% of direct premium income is written in Illinois.

Effective July 1, 2003, COUNTRY Investors entered into a coinsurance agreement with COUNTRY Life. As of the effective date, COUNTRY Investors ceded to COUNTRY Life 100% of COUNTRY Investors' policy reserves, policy and contract claim liabilities, due, deferred, and advance premiums, and all other policy and claim related assets and liabilities. Cash and securities of $1,195,545,000 were transferred as part of the net settlement, along with the resulting IMR of approximately $34,136,000. On an ongoing basis, COUNTRY Investors cedes 100% of its net retained business to COUNTRY Life.

Effective January 1, 2004, COUNTRY Investors entered into a modified coinsurance agreement with COUNTRY Life, whereby, subject to certain limitations, COUNTRY Life assumes 100% of COUNTRY Investors variable products. COUNTRY Investors began selling variable products January 1, 2004.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future, as more information becomes known, which could impact the amounts reported and disclosed herein.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance (the Department). Such practices vary from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such investments would be classified as held-to-maturity, trading, or available-for-sale. Held-to-maturity investments would be reported at amortized cost, and the remaining investments would be reported at fair value with unrealized holding gains and losses reported in income for those designated as trading and in stockholder's equity for those designated as available-for-sale.

Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

VALUATION RESERVES

Under a formula prescribed by the NAIC, COUNTRY Investors defers the portion of realized capital gains and losses on sales of fixed-income investments, principally bonds, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the Interest Maintenance Reserve (IMR) in the accompanying balance sheets. Realized gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines would be charged to earnings.

The Asset Valuation Reserve (AVR) is determined by an NAIC-prescribed formula and is reported as a liability rather than unassigned surplus. The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

BENEFIT RESERVES

Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

UNIVERSAL LIFE AND ANNUITY POLICIES

Revenues for universal life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represents the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk, including supplementary contracts without life contingencies, are recorded using deposit accounting and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

DEFERRED INCOME TAXES

Deferred tax assets are limited to: (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus (2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, and EDP equipment and operating software, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. The change in net deferred taxes is charged directly to unassigned surplus. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, a valuation allowance is established for deferred tax assets not realizable, and the change in net deferred taxes is charged to earnings.

NONADMITTED ASSETS

Certain assets designed as nonadmitted, principally prepaid expenses, certain deferred tax assets, and other assets not specifically identified as an admitted asset within the ACCOUNTING PRACTICES AND PROCEDURES MANUAL are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

STATEMENTS OF CASH FLOW

Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

INVESTMENTS

Investments are stated at values prescribed by the NAIC as follows:

     Bonds not backed by loans are principally stated at amortized cost using the interest method.

     Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment.

     Short-term investments are reported at amortized cost and include investments with maturities of one year or less at the date of acquisition.

Realized gains and losses are determined using the specific identification basis.

The Company participates, through a trustee, in a security lending program with major securities brokers. The Company maintains collateral equal to or greater than the fair value of the securities loaned. At December 31, 2004 and 2003, bonds with a fair value of $9,159,000 and $3,071,000, respectively, were loaned under this program. At December 31, 2004 and 2003, the collateral was not recorded by the Company.

INVESTMENT INCOME

Interest on bonds is recorded as income when earned and is adjusted for any amortization of premium or discount.

POLICY RESERVES

Annuity and supplementary contract policy reserves are provided for based on the amount of the net premiums received plus accumulated interest. Life policy reserves, principally for interest-sensitive life policies, are based generally on the policyholders' account value.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for the benefit of certain policy and contract holders. It is these policy and contract holders, rather than COUNTRY Investors, who bear the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements.

GUARANTY FUND ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

PREMIUMS

Life insurance premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk are also recognized as revenue when due.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value of the Company's financial instruments approximates their fair value except for bonds and investment-type insurance contract liabilities that, principally, have been ceded to COUNTRY Life. The carrying value and the fair value of bonds are disclosed in Note 2.

2. INVESTMENTS

The carrying value and the fair value of investments in bonds are summarized as follows:

                                                                  GROSS          GROSS
                                                  CARRYING      UNREALIZED     UNREALIZED        FAIR
                                                    VALUE          GAINS         LOSSES          VALUE
                                                ---------------------------------------------------------
                                                                     (IN THOUSANDS)
At December 31, 2004:
  U.S. government and agencies                  $     96,463   $      1,474   $        157   $     97,780
  State and political subdivisions                       400              -              -            400
  Foreign governments                                    982              -              -            982
  Corporate securities                                 8,359             20              9          8,370
  Mortgage-backed securities                          23,907             15             26         23,896
                                                ---------------------------------------------------------
                                                $    130,111   $      1,509   $        192   $    131,428
                                                =========================================================

At December 31, 2003:
  U.S. government and agencies                  $    100,463   $      7,062   $        395   $    107,130
  State and political subdivisions                       630              5              -            635
  Foreign governments                                  2,980            153              -          3,133
  Corporate securities                                 8,838            127            216          8,749
  Mortgage-backed securities                           1,000              -            238            762
                                                ---------------------------------------------------------
                                                $    113,911   $      7,347   $        849   $    120,409
                                                =========================================================

Fair values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The carrying value and fair value of investments in bonds at December 31, 2004, by contractual maturity, are shown in the following table. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  CARRYING        FAIR
                                                   VALUE          VALUE
                                                ---------------------------
                                                      (IN THOUSANDS)
Maturity:
  In 2005                                       $      5,012   $      5,156
  In 2006-2009                                        20,242         20,976
  In 2010-2014                                        51,180         51,391
  After 2014                                          29,770         30,009
Mortgage-backed securities                            23,907         23,896
                                                ---------------------------
                                                $    130,111   $    131,428
                                                ===========================

Proceeds from sales or transfers of investments in bonds during 2004 and 2003, were $2,990,000 and $1,186,212,000, respectively. There were no gross gains in 2004 and $53,417,000 in 2003. Gross losses of $396,000 and $12,535,000 were realized on these sales in 2004 and 2003, respectively.

At December 31, 2004 and 2003, investments in bonds with an admitted asset value of $5,610,000 and $6,912,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Net realized capital gains (losses) for the years ended December 31, 2004 and 2003, are summarized as follows:

                                                          2004            2003
                                                      ----------------------------
                                                             (IN THOUSANDS)
Bonds:
  Gross gains                                         $        285    $     54,977
  Gross losses                                                (396)        (15,763)
                                                      ----------------------------
                                                              (111)         39,214
Amounts transferred (to) from IMR                               72         (30,930)
Income tax (expense) benefit                                    39         (13,725)
                                                      ----------------------------
Net realized capital losses                           $          -    $     (5,441)
                                                      ============================

Major categories of net investment income for the years ended December 31, 2004 and 2003, are summarized as follows:

                                                          2004            2003
                                                      ----------------------------
                                                             (IN THOUSANDS)
Bonds                                                 $      7,112    $     67,058
Short-term investments                                         193             570
Policy loans                                                     -             717
Other                                                         (350)             89
Amortization/release of IMR                                    (29)         34,117
                                                      ----------------------------
Total investment income                                      6,926         102,551
Investment expenses                                           (138)        (29,562)
                                                      ----------------------------
Net investment income                                 $      6,788    $     72,989
                                                      ============================

3. FEDERAL INCOME TAXES

COUNTRY Investors files a consolidated federal income tax return with COUNTRY Life. Allocation of the consolidated tax liability to each member of the consolidated group is based upon that company's separate return tax liability as a percentage of the total of the group's separate return tax liability. Intercompany tax balances are settled in the same year the consolidated tax return is filed. The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $1,248,000, $8,424,000, and $1,881,000 from 2004, 2003, and 2002, respectively.

The components of the net deferred tax asset (liability) at December 31, 2004 and 2003, were as follows:

                                                          2004         2003
                                                       -----------------------
                                                            (IN THOUSANDS)
     Gross deferred tax assets                         $      176   $        -
     Gross deferred tax liabilities                           (69)         (52)
     Deferred tax assets nonadmitted                          (88)           -
                                                       -----------------------
     Net admitted deferred tax asset (liability)       $       19   $      (52)
                                                       =======================

Deferred tax assets nonadmitted increased $88,000 in 2004 and decreased $6,423,000 in 2004 and 2003.

The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2004 and 2003, are as follows:

                                                          2004         2003
                                                       -----------------------
                                                            (IN THOUSANDS)
     Change in deferred tax assets                     $     (176)  $    8,330
     Change in deferred tax liabilities                        17           44
                                                       -----------------------
     Net change in deferred taxes                            (159)       8,374
     Less: Unrealized gain                                      -         (810)
                                                       -----------------------
     Net change in deferred taxes                            (159)       7,564
     Current income tax expense (benefit)                   1,377       (5,971)
                                                       -----------------------
     Income tax expense and change in deferred taxes   $    1,218   $    1,593
                                                       =======================

COUNTRY Investor's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to income before federal income tax expense for the following reasons:

                                                          2004         2003
                                                       -----------------------
                                                            (IN THOUSANDS)
     Expected federal income tax expense               $    1,481   $   13,990
     Change in nonadmitted assets                            (353)         (17)
     Change in prior year accrual                              90         (580)
     Amortization/release of IMR                               10      (11,941)
     Other, net                                               (10)         141
                                                       -----------------------
                                                       $    1,218   $    1,593
                                                       =======================

4. RELATED PARTY TRANSACTIONS

The following is a summary of certain of the Company's related parties:

  - The individuals who comprise COUNTRY Investors' Board of Directors also comprise the Board of Directors of the affiliated companies of IAA, the IAHC, COUNTRY Life, CC Services, Inc., COUNTRY Mutual Insurance Company (COUNTRY Mutual), COUNTRY Casualty Insurance Company, COUNTRY Preferred Insurance Company, and COUNTRY Trust Bank.

  - Certain members of COUNTRY Investors' Board of Directors also comprise the Board of Directors of COUNTRY Capital Management Company, the Illinois Agricultural Service Company, and Agrivisor Services, Inc.

  - Certain officers of COUNTRY Mutual comprise the majority of the members of the Boards of Directors of Middlesex Mutual Assurance Company and its wholly owned subsidiary, Midfield Corporation.

  - Certain officers of COUNTRY Mutual comprise a majority of the members of the Boards of Directors of Holyoke Mutual Insurance Company in Salem and its wholly owned subsidiary, Holyoke Square, Inc.

  - Certain officers of COUNTRY Mutual comprise a majority of the members of the Boards of Directors of MSI Preferred Insurance Company, MSI Preferred Services, Inc., Mutual Service Casualty Insurance Company, and Modern Service Insurance Company.

  - Certain officers of COUNTRY Life comprise the majority of the members of the Board of Directors of Mutual Service Life Insurance Company, and COUNTRY Medical Plans, Inc.

Net expenses paid or accrued to affiliated companies totaled $15,784,000 and $16,351,000 in 2004 and 2003, respectively.

The Company is party to a service contract with CC Services, Inc. (CC Services). CC Services provides all management, financial, operational, marketing, and other services required by the Company. The cost of services provided to the Company from CC Services totaled $15,489,000 and $10,591,000 in 2004 and 2003, respectively.

Effective July 1, 2003, under a 100% coinsurance agreement, COUNTRY Investors cedes 100% of all premiums, benefits, and expenses that are not assumed by nonaffiliated companies to COUNTRY Life. Effective January 1, 2004, under a 100% modified coinsurance agreement, COUNTRY Investors cedes 100% of all premiums, benefits, and expenses, related to the variable products, to COUNTRY Life. A summary of COUNTRY Investors' activity under these agreements as of and for the years ended December 31, 2004 and 2003, is as follows:

                                                            2004           2003
                                                        ----------------------------
                                                               (IN THOUSANDS)
  Premium income and other considerations               $     88,983    $     37,010
  Benefits for policyholders and beneficiaries               137,656          59,027
  Costs of servicing policyholders, administering
    insurance protection, and obtaining new insurance         18,927          10,594
  Other income                                                  (249)              -
  Policy loans                                                 9,205           9,665
  Other assets                                                    84              26
  Policy reserves                                          1,259,017       1,198,113
  Policy and contract claims                                   1,368             936
  General liabilities and accrued expenses                     3,434           3,988
  Interest maintenance reserve                                     -          34,136
  Other liabilities                                              542               -

5. CAPITAL AND SURPLUS

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, COUNTRY Investors meets the RBC requirements.

The payment of dividends by COUNTRY Investors to COUNTRY Life is limited and can only be made from earned profits unless prior approval is received from the Department. The maximum amount of dividends that may be paid by COUNTRY Investors without prior approval of the Department is also subject to restrictions relating to statutory surplus and net income.

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, COUNTRY Investors is involved in policy and nonpolicy related litigation. In the opinion of COUNTRY Investors' management, based on the advice of counsel, any potential settlements are either adequately provided for in the financial statements or would not have a material adverse impact on the financial statements.

COUNTRY Investors is assessed amounts by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2004 and 2003, COUNTRY Investors accrued $1,523,000 and $1,528,000, respectively, for guaranty fund assessments. Expenses incurred for guaranty fund assessments were credits of $3,000 and $11,000 in 2004 and 2003, respectively.

7. REINSURANCE

In the normal course of business, COUNTRY Investors cedes reinsurance to nonaffiliated insurance companies. No reinsurance is assumed. Reinsurance does not discharge COUNTRY Investors from its primary liability to policyholders and to the extent that a reinsurer would be unable to meet its obligations, COUNTRY Investors would be liable.

A summary of COUNTRY Investor's ceded reinsurance with nonaffiliates as of and for the years ended December 31, 2004 and 2003, is as follows:

                                                            2004          2003
                                                        ---------------------------
                                                               (IN THOUSANDS)
  Premium income and other considerations               $      1,348   $         24
  Benefits for policyholders and beneficiaries                   491            324

  Policy reserves                                              6,702          7,023

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) (1) Financial Statements are included in the Statement of Additional Information, as indicated therein.


     (b)  Exhibits
          (1) Certified resolution of the board of directors of COUNTRY Companies Life Assurance Company (the "Company") establishing COUNTRY Investors Variable Annuity Account (the "Account").(1)
          (2) Not Applicable.
          (3) Form of Distribution Agreement.(2)
          (4) (a) Contract Form.(1)
              (b) Variable Settlement Agreement(2)
              (c) Guaranteed Minimum Death Benefit Endorsement(2)
              (d) Incremental Death Benefit Rider(1)
          (5) (a) Contract Application.(2)
              (b) Variable Product Supplement.(1)
          (6) (a) Articles of Incorporation of the Company.(1)
              (b) By-Laws of the Company.(1)
          (7) (a) Variable Annuity Reinsurance Agreement between COUNTRY Investors Life Assurance Company and EquiTrust Life Insurance Company.(4)
              (b) Variable Payment Contract Reinsurance Agreement between COUNTRY Investors Life Assurance Company and EquiTrust Life Insurance Company.(4)

          (8) (a) Participation agreement relating to EquiTrust Variable Insurance Series Fund.(4)
              (b) Participation agreement relating to Dreyfus Variable Investment Fund.(4)
              (c) Participation agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(4)
              (d) Participation Agreement relating to American Century
              Funds.(4)
              (e) Participation Agreement relating to Fidelity Variable Insurance Products Funds.(4)
              (f) Participation Agreement relating to Franklin Templeton
              Funds.(4)
              (f)(1) Amendment to Participation Agreement.(4)
              (g) Participation Agreement relating to JP Morgan Series Trust II.(4)
              (h) Participation Agreement relating to Summit Pinnacle
              Series.(4)
              (i) Participation Agreement relating to COUNTRY Mutual Funds Trust.(4)
              (j) Variable Products Compliance and Accounting
              Agreement.(4)
              (k) Administrative Services Agreement.(4)

          (9) Opinion and Consent of Paul M. Harmon, Esquire.(4)
         (10) (a) Consent of Sutherland Asbill & Brennan LLP.(4)
              (b) Consent of Ernst & Young LLP.(4)
              (c) Opinion and Consent of R. Dale Hall, FSA, MAAA, Chief Life/Annuity Actuary.(4)
         (11) Not Applicable.
         (12) Not Applicable.
         (13) Not Applicable.

         (14) Powers of Attorney.(4)


----------
(1) Incorporated herein by reference to the Initial Filing of this Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on April 10, 2003.
(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on September 3, 2003.
(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-104424 filed with the Securities and Exchange Commission on April 30, 2004.

(4)    Filed herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES WITH THE DEPOSITOR
----------------------------------------    -------------------------------------------------------
James A. Anderson                           Director

Darryl R. Brinkman                          Director

Charles M. Cawley                           Director

David A. Downs                              Director

Andrew L. Goleman                           Director

James R. Holstine                           Director

Henry J. Kallal                             Director

Michael J. Kenyon                           Director

Richard D. Ochs                             Director

William H. Olthoff                          Director

J.C. Pool                                   Director

Terry A. Pope                               Director

James D. Schielein                          Director

James P. Schillinger                        Director

Randal K. Schleich                          Director

Paul E. Shuman                              Director

Gerald D. Thompson                          Director

Dale W. Wachtel                             Director

Philip T. Nelson                            President & Director

Richard Guebert Jr.                         Vice President & Director

William J. Hanfland                         Vice President--Finance & Treasurer

Paul M. Harmon                              General Counsel & Secretary

John D. Blackburn                           Chief Executive Officer

Barbara A. Baurer                           Executive Vice President & Chief Operating Officer

David A. Magers                             Senior Vice President & Chief Financial Officer

Deanna L. Frautschi                         Senior Vice President--Communications & Human Resources

Doyle J. Williams                           Senior Vice President--Chief Marketing Officer

Alan T. Reiss                               Senior Vice President, Service Operations

Kevin A. Marti                              Senior Vice President--Life/Health Operations

Joseph E. Painter                           Vice President--Customer Service Operations

Shelly S. Prehoda                           Vice President--Information Technology

Paul V. Bishop                              Regional Vice President, Agency, Illinois

Richard J. Beninati                         Regional Vice President, Agency, Western

John Jolliff                                Regional Vice President, Central

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES WITH THE DEPOSITOR
----------------------------------------    -------------------------------------------------------
Stephen R. Ricklefs                         Vice President, Agency, Central

Robert W. Rush, Jr.                         Vice President

Bruce Finks                                 Assistant Treasurer

Robert L. Sammer                            Assistant Treasurer

Elaine Thacker                              Assistant Secretary

Kathy Smith Whitman                         Assistant Secretary

Thomas B. Harris                            Assistant Secretary

Christine Martinez                          Assistant Secretary

Brian Piercy                                Assistant Secretary

James F. Keist                              Assistant Secretary

Mark W. Barnum                              Assistant Secretary

Peter J. Borowski                           Vice President & Corporate Controller

Matthew J. Kopff                            Associate Controller

Steve McCoin                                Associate Controller

James Swanson, M.D.                         Medical Director

R. Dale Hall                                Chief Actuary, Appointed Actuary & Illustration Actuary

    * Unless otherwise indicated, the principal business address of each person is 1711 G.E. Road, Bloomington, Illinois 61702.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

                    COUNTRY INVESTORS LIFE ASSURANCE COMPANY
                                 OWNERSHIP CHART

  ---------------------------------------
  | * ILLINOIS AGRICULTURAL ASSOCIATION |
  ---------------------------------------              ILLINOIS AGRICULTURAL ASSOCIATION AND AFFILIATED
                      |                                COMPANIES AS OF DECEMBER 31, 2004
                      |
              ---------------------------------------------------------------------------------------------------------------|
              |                             |                               |                                             |  |
  |-----------------------|                 |                 |-------------------------|     |-------------------------| |  |
|-|1. COUNTRY Mutual      |-|               |                 |19. Illinois Agricultural|-----|27. AgriVisor Services,  | |  |
| |   Insurance Company   | |               |                 |    Holding Co.          |  |  |    Inc.                 | |  |
| |-----------------------| |               |                 |-------------------------|  |  |-------------------------| |  |
|                           |               |                                              |                              |  |
| |-----------------------| |               |                 |-------------------------|  |  |-------------------------| |  |
|-|2. COUNTRY Casualty    | |  |------------------------|     |20. COUNTRY Life         |  |  |28. Illinois Agricultural| |  |
| |   Insurance Company   | |--|12. CC Services, Inc.   |-----|    Insurance            |  |--|    Service Company      | |  |
| |-----------------------|    |------------------------|  |  |    Company              |     |-------------------------| |  |
|                                           |              |  |-------------------------|                                 |  |
| |-----------------------|    |------------------------|  |                                  |-------------------------| |  |
|-|3. COUNTRY Preferred   |    |13. Mid-America         |  |  |-------------------------|     |29. IAA Credit Union     |-|  |
| |   Insurance Company   |    |    Services of         |  |  |21. COUNTRY              |     |-------------------------| |  |
| |-----------------------|    |    Oregon, Inc.        |  |  |    Investors Life       |                                 |  |
|                              |------------------------|  |--|    Assurance            |     |-------------------------| |  |
| |-----------------------|                                |  |    Company              |     |30. Illinois Agricultural|-|  |
| |4. Mid-America         |                                |  |-------------------------|     |    Auditing Association | |  |
|-|   Brokerage, Inc.     |                                |                                  |-------------------------| |  |
| |   (Oklahoma)          |                                |  |-------------------------|                                 |  |
| |-----------------------|                                |  |22. COUNTRY Medical      |     |-------------------------| |  |
|                                                          |--|    Plans, Inc.          |     |31. IAA Foundation       |-|  |
| |-----------------------|    |------------------------|  |  |-------------------------|     |-------------------------| |  |
|-|5. Middlesex Mutual    |----|14. Midfield Corporation|  |                                                              |  |
| |   Assurance Company   |  | |------------------------|  |  |-------------------------|     |-------------------------| |  |
| |-----------------------|  |                             |  |23. COUNTRY Capital      |     |32. Agricultural Support | |  |
|                            | |------------------------|  |--|    Management           |     |    Association          |-|  |
| |-----------------------|  |-|15. Alliance Agency, LLC|  |  |    Company              |     |-------------------------|    |
| |6. Holyoke Mutual      |    |------------------------|  |  |-------------------------|                                    |
|-|   Insurance Company   |--|                             |                                                                 |
| |   in Salem            |  |                             |                                                                 |
| |-----------------------|  |                             |                                                                 |
|                            | |------------------------|  |                                                                 |
| |-----------------------|  | |16. Holyoke of Salem    |  |                                                                 |
|-|7. Holyoke Square, Inc.|  |-|    Insurance Agency,   |  |  |-------------------------|                                    |
| |-----------------------|    |    Inc.                |  |  |24. COUNTRY Trust        |                                    |
|                              |------------------------|  |--|    Bank                 |                                    |
| |-----------------------|                                |  |-------------------------|                                    |
|-|8. Modern Service      |    |------------------------|  |                                                                 |
| |   Insurance Company   |  |-|17. **Cornwall &        |  |  |-------------------------|                                    |
| |-----------------------|  | |    Stevens Co. Inc.    |  |  |25. COUNTRY Mutual       |                                    |
|                            | |------------------------|  |  |    Funds Trust          |                                    |
| |-----------------------|  |                             |  |-------------------------|                                    |
| |9. Mutual Service      |  | |------------------------|  |                                                                 |
|-|   Casualty Insurance  |----|18. Total Client Service|  |  |-------------------------|                                    |
| |   Company             |-|  |    Insurance Agency,   |  |  |26. Mutual Service Life  |                                    |
| |-----------------------| |  |    Inc.                |  |--|    Insurance Company    |                                    |
|                           |  |------------------------|     |-------------------------|                                    |
| |-----------------------| |                                                                                                |
|-|10. MSI Preferred      | |                                                                                                |
| |    Insurance Company  |-|                                                                                                |
| |-----------------------| |                                                                                                |
|                           |                                                                                                |
| |-----------------------| |                                                                                                |
| |11. MSI Preferred      | |                                                                                                |
|-|    Services, Inc.     |-|                                                                                                |
  |-----------------------|                                                                                                  |
                                                                                                                             |
                                                                     --------------------------------------------------------|
                                                                     |
                                                   ----------------------------------
                                                   |                                |
                                      |--------------------------|     |--------------------------|
                                      |33. Prairie Farms         |--|  |41. ***                   |--
                                      |    Dairy, Inc.           |  |  |    GROWMARK, Inc.        |  |
                                      |--------------------------|  |  |--------------------------|  |
                                                                    |                                |
                                      |--------------------------|  |  |--------------------------|  |
                                      |34. Muller-Pinehurst      |--|  |42. FS Risk Management    |  |
                                      |    Dairy, Inc.           |  |  |    Services, Inc.        |--|
                                      |--------------------------|  |  |--------------------------|  |
                                                                    |                                |
                                      |--------------------------|  |  |--------------------------|  |
                                      |35. East Side Jersey      |--|  |43. FS Preferred          |  |
                                      |    Dairy, Inc.           |  |  |    Insurance Company     |--|
                                      |--------------------------|  |  |--------------------------|  |
                                                                    |                                |
                                      |--------------------------|  |  |--------------------------|  |
                                      |36. Ice Cream             |--|  |44. MID-CO                |  |
                                      |    Specialties, Inc.     |  |  |    Commodities, Inc.     |--|
                                      |--------------------------|  |  |--------------------------|  |
                                                                    |                                |
                                      |--------------------------|  |  |--------------------------|  |
                                      |37. P.F.D. Supply         |--|  |45. FS Financial Services |  |
                                      |    Corporation           |  |  |    Corporation           |--|
                                      |--------------------------|  |  |--------------------------|  |
                                                   |                |                                |
                                      |--------------------------|  |  |--------------------------|  |
                                      |38. Hawmel, LLC           |--|  |46. Lakeland FS, Inc.     |--|
                                      |--------------------------|  |  |--------------------------|  |
                                                                    |                                |
                                      |--------------------------|  |  |--------------------------|  |
                                      |39. Mo-Kan Express, Inc.  |--|  |47. FS Services Ontario   |  |
                                      |--------------------------|  |  |    Ltd.                  |--|
                                                                    |  |--------------------------|  |
                                      |--------------------------|  |                                |
                                      |40. GMS                   |  |  |--------------------------|  |
                                      |    Transportation Co.    |--|  |48. GROWMARK FS, Inc.     |--|
                                      |--------------------------|     |--------------------------|  |
                                                                                                     |
                                                                       |--------------------------|  |
                                                                       |49. Project Explorer      |  |
                                                                       |    Mark II Corporation   |--|
                                                                       |--------------------------|  |
                                                                                                     |
                                                                       |--------------------------|  |
                                                                       |50. FS Energy, Inc.       |--|
                                                                       |--------------------------|  |
                                                                                                     |
                                                                       |--------------------------|  |
                                                                       |51. GROWAG, Inc.          |--|
                                                                       |--------------------------|  |
                                                                                                     |
                                                                       |--------------------------|  |
                                                                       |52. Seedway, Inc.         |--|
                                                                       |--------------------------|  |
                                                                                                     |
                                                                       |--------------------------|  |
                                                                       |53. TRI-FS Feeds, Inc.    |--|
                                                                       |--------------------------|  |
                                                                                                     |
                                                                       |--------------------------|  |
                                                                       |54. Newtech Engineering   |  |
                                                                       |    & Environmental, LLC  |--|
                                                                       |--------------------------|  |
                                                                                                     |
                                                                       |--------------------------|  |
                                                                       |55. Allied Seed, LLC      |--|
                                                                       |--------------------------|  |
                                                                                                     |
                                                                       |--------------------------|  |
                                                                       |56. 1105433 Ontario, Inc. |--|
                                                                       |--------------------------|  |
                                                                                    |                |
                                                                       |--------------------------|  |
                                                                       |57. UPI, Inc.             |--|
                                                                       |--------------------------|

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.

2. Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by COUNTRY Mutual Insurance Company.

3. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.

4. Organized in Oklahoma as a business corporation. 100% of voting securities owned by COUNTRY Mutual Insurance Company.

5. Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.

6. Organized in Massachusetts as a mutual insurance company. Board and management control and 75.4% of guaranty capital owned by COUNTRY Mutual Insurance Company.

7. Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.

8. Organized in Minnesota as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.

9. Organized in Minnesota as a mutual insurance company. Board and management control and 100% of guaranty capital owned by COUNTRY Mutual Insurance Company.

10. Organized in Wisconsin as a stock insurance company. 60% of voting securities owned by COUNTRY Mutual Insurance Company and 40% of voting securities owned by Mutual Service Casualty Insurance Company.

11. Organized in Illinois as a business corporation. 60% of voting securities owned by COUNTRY Mutual Insurance Company and 40% of voting securities owned by Mutual Service Casualty Insurance Company.

12. Organized in Illinois as a business corporation. 71.4% of voting securities owned by Illinois Agricultural Association; 17.14% of voting securities owned by COUNTRY Mutual Insurance Company, 11.43% of voting securities owned by COUNTRY Life Insurance Company.

13. Organized in Oregon as a business corporation. 100% of voting securities owned by CC Services, Inc.

14. Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.

15. Organized in Conneticut as a limited liability company. 77.5% of voting securities owned by Middlesex Mutual Assurance Company.

16. Organized in Massachusetts as a stock business company. 100% of voting securities owned by Holyoke Square, Inc.

17. Organized in Tennessee as a business corporation. 100% of voting securities owned by Mutual Service Casualty Insurance Company.

18. Organized in California as a business corporation. 100% of voting securities owned by Mutual Service Casualty Insurance Company.


19. Organized in Illinois as a business corporation. 98.5% of voting securities owned by Illinois Agricultural Association.


20. Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co.

21. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.


22. Organized in Illinois as a stock insurance company. 75% of voting securities owned by COUNTRY Life Insurance Company and 25% of voting securities owned by COUNTRY Mutual Insurance Company.


23. Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company.

24. Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company.


25. Organized in Delaware as a business trust. 61.6% of voting securities (measured by dollar value) owned of record by COUNTRY Trust Bank and 22.05% of voting securities owned of record by COUNTRY Life Insurance Company. Investment advisory agreement with COUNTRY Trust Bank.


26. Organized in Minnesota as a mutual insurance company. Board and management control and 100% of guaranty capital owned by COUNTRY Life Insurance Company.

27. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.

28. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.

29. Organized as an Illinois credit union. No corporate control. Board control in Illinois Agricultural Association and certain affiliated companies.


30. Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association.


31. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.

32. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.

33. Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association.

34. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.

35. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

36. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

37. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

38. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. and 50% of voting securities owned by P.F.D. Supply Corporation.

39. Organized in Kansas as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.

40. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.


41. Organized in Delaware under the General Corporation Act. 26.3% of voting securities owned by Illinois Agricultural Association.


42. Organized in Delaware under the General Corporation Act. 92.2% of voting securities owned by GROWMARK, Inc.


43 Organized in Vermont as a business corporation. 100% if voting securities owned by FS Risk Management Services, Inc.

44. Organized in Delaware under the General Corporation Act. 57.1% of voting securities owned by GROWMARK, Inc.


45. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.


46. Organized in Illinois as an agricultural cooperative. 49% of voting securities owned by FS Financial Services Corporation and GROWMARK, Inc.


47. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.

48. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.

49. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.


50. Organized in Iowa under the Business Corporation Act. 43% of voting securities owned by GROWMARK, Inc.


51. Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc.

52. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.


53. Organized in Iowa as a business corporation. 100% of voting securities owned by GROWMARK, Inc.

54. Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.

55. Organized in Idaho as a limited liability company. 25% of voting securities owned by GROWMARK, Inc.

56. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.

57. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario, Inc.

* Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.


** Cornwall & Stevens Co., Inc. (TN) ultimately controls 100% of the voting securities in 8 subsidiaries.


*** GROWMARK, Inc. owns voting stock in approximately 38 of its Illinois and Iowa member companies.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 19, 2005, there were 304 Qualified Contract Owners and 85 Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

Each person who is or who shall hereafter become a director, officer or employee of the Company, and his administrators, executors, and heirs shall be indemnified by the Company, to the extent not prohibited by applicable law, against all judgments, decrees, orders and findings rendered or entered against him and all costs and expenses reasonably incurred by or imposed upon him, in connection with or resulting from any action, suit or proceeding, administrative or otherwise or threat thereof, to which he is or may be made a party by reason of his being or having been a director, officer or employee (whether or not he shall be a director, officer or employee at the time) excepting judgments, decrees, orders, findings, costs and expenses incurred or imposed in relation to matters as to which a recovery shall be had against him by reason of his having been finally adjudged in such action, suit or proceeding, administrative or otherwise liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director, officer or employee of liability to the company or its stockholders for willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each director, officer and employee and his administrators, executors, or heirs may be indemnified by the company against payments made including reasonable costs and expenses provided that such indemnification shall be conditioned upon the prior determination by a resolution of two-thirds (2/3) of those members of the Board of Directors of the Company who are not involved in the action, suit or proceeding that the director, officer or employee has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and provided further that if a majority of the members of the Board of Directors of the company are involved in the action, suit or proceeding, such determination shall have been made by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. The foregoing rights and indemnification shall not be exclusive of any other rights to which the officers, directors, and employees may be entitled according to law.

The Company may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the company against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Company would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) COUNTRY Capital Management Company is the registrant's principal underwriter and also serves as the principal underwriter to COUNTRY Investors Variable Life Account.

(b) Officers and Directors of COUNTRY Capital Management Company


NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES WITH THE UNDERWRITER
----------------------------------------    ---------------------------------------------------------
Andrew L. Goleman                           Director

James P. Schillinger                        Director

Philip T. Nelson                            Chairman & Director

Richard Guebert Jr.                         Vice President & Director

William J. Hanfland                         Vice President-Finance & Treasurer

Paul M. Harmon                              General Counsel & Secretary

John D. Blackburn                           Chief Executive Officer

David A. Magers                             Senior Vice President & Chief Financial Officer

Doyle J. Williams                           Senior Vice President & Chief Marketing Officer

Deanna L. Frautschi                         Senior Vice President-Communications & Human Resources

Thomas B. Harris                            Assistant Secretary

John R. Novack                              Assistant Secretary

Virginia M. Smith                           Assistant Secretary

Kathy Smith Whitman                         Assistant Secretary

Peter J. Borowski                           Vice President & Corporate Controller

Steven E. McCoin                            Assistant Controller

Albert K. Semmler                           Chief Compliance Officer & Director--Financial Planning &
                                            Executive Representative


    * The principal business address of all of the persons listed above is 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


NAME OF                       NET UNDERWRITING
PRINCIPAL                       DISCOUNTS AND    COMPENSATION   BROKERAGE
UNDERWRITER                      COMMISSIONS      REDEMPTION    COMMISSION   COMPENSATION
-----------                   ----------------   ------------   ----------   ------------
COUNTRY CAPITAL
MANAGEMENT COMPANY                $167,916            NA            NA            NA



ITEM 30. LOCATION OF BOOKS AND RECORDS


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1711 G.E. Road, 1701 N. Towanda Avenue or 1705 N. Towanda Avenue, Bloomington, Illinois 61702, or 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31. MANAGEMENT SERVICES

VARIABLE PRODUCTS COMPLIANCE AND ACCOUNTING AGREEMENT. Under this agreement, EquiTrust Investment Management Services, Inc. ("EquiTrust") agrees to provide the Company with certain compliance and accounting functions with respect to the variable annuity contracts and variable universal life insurance policies issued by the Company. These functions include: preparing Forms N-4 and N-6, N-SAR and 24F-2; providing requested information for SEC examinations; calculating daily unit values and preparing trial balances, financial reports and audit schedules. EquiTrust is not an affiliated person of the Company. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) The Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The Registrant undertakes that it will include as part of any application to purchase a Contract offered by the Prospectus, either a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COUNTRY Investors Variable Annuity Account, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bloomington, State of Illinois, on the 28th day of April, 2005.


                                   COUNTRY INVESTORS LIFE ASSURANCE COMPANY
                                   COUNTRY INVESTORS VARIABLE ANNUITY ACCOUNT


                                   By:            /s/ PHILIP T. NELSON
                                        ----------------------------------------
                                                    Philip T. Nelson
                                                        PRESIDENT
                                        COUNTRY Investors Life Assurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


             SIGNATURE                              TITLE                      DATE
             ---------                              -----                      ----
       /s/ PHILIP T. NELSON           President and Director [Principal   April 28, 2005
-----------------------------------     Executive Officer]
         Philip T. Nelson

       /S/ DAVID A. MAGERS            Senior Vice President
-----------------------------------     and Chief Financial Officer
         David A. Magers                [Principal Financial Officer]     April 28, 2005
                                        [Principal Accounting Officer]

                 *
-----------------------------------   Director                            April 28, 2005
         James A. Anderson

                 *
-----------------------------------   Director                            April 28, 2005
        Darryl R. Brinkman

                 *
-----------------------------------   Director                            April 28, 2005
         Charles M. Cawley

                 *
-----------------------------------   Director                            April 28, 2005
          David A. Downs

                 *
-----------------------------------   Director                            April 28, 2005
         Andrew L. Goleman

                 *
-----------------------------------   Director                            April 28, 2005
         James R. Holstine

                 *
-----------------------------------   Director                            April 28, 2005
          Henry J. Kallal

                 *
-----------------------------------   Director                            April 28, 2005
         Michael J. Kenyon

             SIGNATURE                               TITLE                     DATE
             ---------                               -----                     ----
                 *
-----------------------------------   Director                            April 28, 2005
          Richard D. Ochs

                 *
-----------------------------------   Director                            April 28, 2005
        William H. Olthoff

                 *
-----------------------------------   Director                            April 28, 2005
        James D. Schielein

                 *
-----------------------------------   Director                            April 28, 2005
       James P. Schillinger

                 *
-----------------------------------   Director                            April 28, 2005
        Randal K. Schleich

                 *
-----------------------------------   Director                            April 28, 2005
          Paul E. Shuman

                 *
-----------------------------------   Director                            April 28, 2005
           Terry A. Pope

                 *
-----------------------------------   Director                            April 28, 2005
        Gerald D. Thompson

                 *
-----------------------------------   Director                            April 28, 2005
          Dale W. Wachtel

                 *
-----------------------------------   Director                            April 28, 2005
             J.C. Pool

                 *
-----------------------------------   Vice President and Director         April 28, 2005
        Richard Guebert Jr.


*By:      /s/ PAUL M. HARMON
     ------------------------------
            Paul M. Harmon
           ATTORNEY-IN-FACT
     PURSUANT TO POWER OF ATTORNEY

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